                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/07

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
                 Quarterly Schedule of Portfolio -- May 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   FLR-QTR-1 5/07   A I M Advisors, Inc.

AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                               MOODY'S
                                               RATING     PRINCIPAL
                                                 (A)       AMOUNT        VALUE
                                              --------   ----------   ----------
SENIOR SECURED FLOATING RATE
INTERESTS - 112.05%               (b)(c)

ADVERTISING - 0.57%
Valassis Communications, Inc.
   Delay Draw Term Loan
   0.00%, 03/02/14                (d)(g)      Ba2          $398,222   $  397,326
                                                                      ----------
   Term Loan B
   7.10%, 03/02/14                (d)         Ba1         1,406,222    1,390,989
                                                                      ----------
                                                                       1,788,315
                                                                      ----------
AEROSPACE & DEFENSE - 2.42%
Alion Science & Technology
   Corp.
   Term Loan
   7.82-7.86%, 08/02/09           (d)         Ba2         1,512,941    1,519,561
                                                                      ----------
B/E Aerospace, Inc.
   Term Loan
   7.07-7.14%, 08/24/12           (d)         Ba1            40,000       40,133
                                                                      ----------
Hawker Beechcraft Corp.
   Syn LOC
   5.25%, 03/26/014               (d)         Ba3           216,330      217,334
                                                                      ----------
   Term Loan
   7.32%, 03/26/014               (d)         Ba3         2,488,624    2,500,181
                                                                      ----------
K&F Industries, Inc.
   Term Loan
   7.32%, 11/18/12                (d)         Ba3         1,134,374    1,134,374
                                                                      ----------
McKechnie Aerospace
   Second Lien Term Loan
   05/11/15                       (d)(e)      --            141,300      142,949
                                                                      ----------
   Term Loan
   05/11/14                       (d)(e)      --            207,667      208,251
                                                                      ----------
Spirit Aerosystems, Inc.
   Term Loan B
   7.11%, 12/31/11                (d)         Ba3           331,966      333,418
                                                                      ----------
TransDigm Group Inc.
   Term Loan
   7.35%, 06/23/13                (d)         Ba3         1,000,000    1,005,000
                                                                      ----------
Wesco Aircraft Hardware Corp.
   Term Loan
   7.60%, 09/30/13                (d)         B1            582,843      586,669
                                                                      ----------
                                                                       7,687,870
                                                                      ----------
AIRPORT SERVICES - 0.42%
Hertz Corp. (The)
   Syn LOC
   5.35%, 12/21/12                (d)         Ba1           101,010      101,653
                                                                      ----------
   Term Loan B
   7.07-7.90%, 12/21/12           (d)         Ba1         1,191,239    1,198,825
                                                                      ----------
                                                                       1,300,478
                                                                      ----------
ALTERNATIVE CARRIERS - 1.81%
Iridium LLC/Capital Corp.
   First Lien Term Loan A
   9.61%, 06/30/10                (d)         B2            168,136      168,451
                                                                      ----------
   Second Lien Term Loan
   13.61%, 07/27/12               (d)         Caa2          149,800      152,422
                                                                      ----------
Level 3 Communications, Inc.
   Term Loan
   7.61%, 03/13/14                (d)         B1          5,403,226    5,422,737
                                                                      ----------
                                                                       5,743,610
                                                                      ----------

AIM FLOATING RATE FUND

                                               MOODY'S
                                               RATING     PRINCIPAL
                                                 (A)       AMOUNT        VALUE
                                              --------   ----------   ----------
ALUMINUM - 0.20%
Noranda Aluminum
   Term Loan B
   05/16/14                       (d)(e)(f)   B2           $636,989     $638,974
                                                                      ----------
APPAREL RETAIL - 0.07%
Mothers Work Inc.
   Term Loan B
   7.86%, 03/13/13                (d)         B2            236,000      236,885
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY
GOODS - 0.19%
Jostens, Inc.
   Term Loan C
   7.33%, 12/21/11                (d)         Ba2           613,130      615,557
                                                                      ----------
APPLICATION SOFTWARE - 0.99%
Reynolds & Reynolds
   First Lien Term Loan
   7.35%, 10/26/12                (d)         Ba2         1,835,775    1,874,785
                                                                      ----------
   Second Lien Term Loan
   10.85%, 10/26/13               (d)         Ba2         1,260,000    1,267,650
                                                                      ----------
                                                                       3,142,435
                                                                      ----------
AUTO PARTS & EQUIPMENT - 1.28%
Delphi Corp.
   Second Lien DIP Term Loan C
   8.13%, 12/31/07                (d)         Ba3         1,059,361    1,061,027
                                                                      ----------
Federal-Mogul Corp.
   DIP Term Loan
   7.07%, 12/31/07                (d)         Ba1           110,000      110,110
                                                                      ----------
Goodyear Tire & Rubber Co.
   (The)
   Second Lien Term Loan
   7.10%, 04/30/10                (d)         Ba1           400,000      401,108
                                                                      ----------
   Third Lien Term Loan
   04/30/10                       (d)(e)(f)   Ba3           750,000      751,687
                                                                      ----------
Mark IV Industries (Dayco
   Products, Inc.)
   Second Lien Term Loan
   11.07-11.12%, 12/31/11         (d)         Ba3         1,284,407    1,295,645
                                                                      ----------
   Term Loan B
   7.82-7.87%, 06/21/11           (d)         Ba3           350,469      352,881
                                                                      ----------
Pep Boys - Manny, Moe &
   Jack (The)
   Term Loan B
   7.36%, 01/27/11                (d)         Ba2           121,318      122,076
                                                                      ----------
                                                                       4,094,534
                                                                      ----------
BROADCASTING & CABLE
   TV - 12.72%
Alliance Atlantis
   Communications
   Inc.
   Term Loan C
   6.82%, 12/20/11                (d)         Ba1           490,000      489,388
                                                                      ----------
Atlantic Broadband LLC
   Term Loan B2
   7.60%, 09/01/11                (d)         B1          1,600,131    1,617,633
                                                                      ----------
Bragg Communications Inc.
   Term Loan
   7.11%, 08/31/11                (d)         Ba3         1,013,021    1,014,287
                                                                      ----------
Bucyrus International, Inc.
   Term Loan
   7.11%, 08/31/11                (d)         Ba3           212,750      213,282
                                                                      ----------

AIM FLOATING RATE FUND


                                               MOODY'S
                                               RATING     PRINCIPAL
                                                 (A)       AMOUNT        VALUE
                                              --------   ----------   ----------
BROADCASTING & CABLE
   TV-(CONTINUED)
Cebridge Connections, Inc.
   First Lien Term Loan
   7.34%, 11/05/13                (d)(f)      B1         $2,000,000   $2,001,124
                                                                      ----------
   First Lien Term Loan
   7.34%, 11/05/13                (d)         B1            980,000      980,551
                                                                      ----------
   Second Lien Term Loan A
   9.86%, 05/05/14                (d)         Caa1        1,578,000    1,627,806
                                                                      ----------
Charter Communications, Inc.
   Term Loan
   7.32-7.35%, 03/06/14           (d)         B1         11,160,049   11,159,523
                                                                      ----------
Discovery Channel (The)
   Term Loan B
   7.34%, 05/14/14                (d)         --          2,036,000    2,053,180
                                                                      ----------
Emmis Communications Corp.
   Term Loan B
   7.35%, 11/02/13                (d)         B1            382,200      384,637
                                                                      ----------
Gray Television Inc.
   Term Loan B
   6.82-6.86%, 12/31/14           (d)         Ba3           601,667      600,788
                                                                      ----------
Insight Communications Co.,
   Inc.
   Term Loan B
   7.35%, 04/06/14                (d)         Ba3         2,334,531    2,349,304
                                                                      ----------
Local TV LLC
   Term Loan B
   7.36%, 05/07/13                (d)         Ba3           122,400      123,012
                                                                      ----------
Mediacom Communications Corp.
   Term Loan D-1
   7.10-7.11%, 01/31/15           (d)         Ba3         1,985,025    1,984,715
                                                                      ----------
NextMedia Operating, Inc.
   Delay Draw Term Loan
   7.32%, 11/15/12                (d)         B1             68,125       68,005
                                                                      ----------
   Second Lien Term Loan
   9.82%, 11/15/13                (d)         Caa1          221,093      222,060
                                                                      ----------
   Term Loan A
   7.32%, 11/15/12                (d)         B1            153,281      153,012
                                                                      ----------
NTL Investment Holding Ltd.
   Term Loan B4
   7.36%, 12/19/12                (d)         Ba3           337,440      339,037
                                                                      ----------
PanAmSat Holding Corp.
   Term Loan B-2
   7.35%, 01/03/14                (d)         Ba2         1,580,413    1,591,971
                                                                      ----------
Paxson Communications Corp.
   Term Loan
   8.61%, 01/15/12                (d)         B1          1,801,171    1,839,446
                                                                      ----------
RCN Corp.
   Term Loan
   04/20/13                       (d)(e)(f)   B1            928,000      934,380
                                                                      ----------
Univision Communications Inc.
   Delay Draw Term Loan
   0.00%, 09/29/14                (d)(g)      Ba3           448,112      447,466
                                                                      ----------
   Term Loan B
   7.61%, 09/29/14                (d)         Ba3         6,970,638    6,967,153
                                                                      ----------
WaveDivision Holdings, LLC
   Term Loan B
   7.84-7.85%, 06/30/14           (d)         B1            386,220      387,668
                                                                      ----------
WideOpenWest Finance, LLC
   First Lien Term Loan
   7.60-7.61%, 05/01/13           (d)         B1            972,153      973,976
                                                                      ----------
   Second Lien Term Loan
   10.36%, 05/01/14               (d)         Caa1           58,200       58,928
                                                                      ----------
                                                                      40,582,332
                                                                      ==========

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
BUILDING PRODUCTS - 3.43%
Atrium Companies, Inc.
   Term Loan B
   8.59-8.61%, 05/31/12         (d)         B1        $1,396,767   $   1,381,636
                                                                   -------------
Building Materials Corp. of
   America
   Term Loan B
   8.19%, 02/22/14              (d)         B2         2,056,770       2,034,146
                                                                   -------------
Champian Window Manufacturing
   Inc.
   Term Loan
   05/11/13                     (d)(e)(f)   --         1,516,062       1,512,350
                                                                   -------------
Custom Building Products Inc.
   Second Lien Term Loan
   10.36%, 04/29/12             (d)         B3         1,540,000       1,534,867
                                                                   -------------
   Term Loan
   7.60%, 10/29/11              (d)         B1           102,659         102,616
                                                                   -------------
Premdor Inc.
   Canada Term Loan
   04/05/13                     (d)(e)(f)   Ba3          499,574         492,372
                                                                   -------------
   Canada Term Loan
   7.35-7.36%, 04/05/13         (d)         Ba3          958,984         954,993
                                                                   -------------
   U.S. Term Loan
   04/05/13                     (d)(e)(f)   Ba3          500,426         493,211
                                                                   -------------
   U.S. Term Loan
   7.35-7.36%, 04/05/13         (d)         Ba3          960,617         956,620
                                                                   -------------
United Subcontractors, Inc.
   Term Loan B
   8.12%, 12/27/12              (d)         B2         1,481,250       1,471,992
                                                                   -------------
                                                                      10,934,803
                                                                   -------------
CASINOS & GAMING  - 5.24%
Alliance Gaming Corp.
   Term Loan
   0.00%, 09/07/08              (d)(g)      --         2,250,000       2,182,500
                                                                   -------------
   Term Loan
   8.61%, 09/04/09              (d)         --         1,723,025       1,736,487
                                                                   -------------
BLB Investors, LLC
   First Lien Term Loan
   7.82-7.88%, 07/18/11         (d)         Ba3          893,970         900,675
                                                                   -------------
   Second Lien Term Loan
   9.63%, 07/18/12              (d)         B3           510,000         513,825
                                                                   -------------
Cannery Casino
   Delay Draw Term Loan
   05/11/13                     (d)(e)      --           907,427         906,293
                                                                   -------------
   Second Lien Term Loan
   05/11/14                     (d)(e)      --            84,000          84,840
                                                                   -------------
   Term Loan B
    05/11/14                    (d)(e)      --           360,823         360,372
                                                                   -------------
Columbia Sussex Corp. (Wimar
   Tahoe Corp.)
   Term Loan
   7.85%, 07/03/08              (d)         B2           374,000         376,003
                                                                   -------------
   Term Loan
   7.85%, 01/03/12              (d)         Ba3        1,522,367       1,535,117
                                                                   -------------
Green Valley Ranch
   First Lien Term Loan B
   7.32-7.36%, 02/16/14         (d)         B1           223,806         225,085
                                                                   -------------
   Second Lien Term Loan
   8.61%, 08/16/14              (d)         B1           369,000         371,537
                                                                   -------------
Herbst Gaming, Inc.
   Delay Draw Term Loan B
   7.23%, 12/02/11              (d)         Ba3        2,212,700       2,220,075
                                                                   -------------
   Term Loan B
   7.23-7.25%, 12/02/11         (d)         Ba3          424,337         425,928
                                                                   -------------
Isle of Capri Casino, Inc.
   Delay Draw Term Loan
   7.08%, 12/04/11              (d)         Ba1          491,250         492,683
                                                                   -------------

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
CASINOS & GAMING-(CONTINUED)
Las Vegas Sands Venetian
   Second Lien Term Loan
   05/15/14                     (d)(e)      Ba3       $  480,000   $     481,875
                                                                   -------------
   Term Loan B
    05/15/14                    (d)(e)      Ba3        1,920,000       1,925,316
                                                                   -------------
Seminole Gaming
   Delay Draw Term Loan B2
   6.88%, 03/05/14              (d)         Ba1          450,452         450,733
                                                                   -------------
   Delay Draw Term Loan B3
   6.88%, 03/05/14              (d)         Ba1          446,281         446,560
                                                                   -------------
   Term Loan B1
   6.88%, 03/05/14              (d)         Ba1           66,734          66,776
                                                                   -------------
   Term Loan B1
   0.00%, 03/05/2014            (d)(g)      Ba1           66,734          66,775
                                                                   -------------
Yonkers Racing Corp.
   Term Loan
   8.88%, 08/12/11              (d)         B3           933,678         942,808
                                                                   -------------
                                                                      16,712,263
                                                                   -------------
COAL & CONSUMABLE FUELS -
   0.33%
Oxbow Carbon
   Delay Draw Term Loan
    05/08/14                    (d)(e)      B1           150,694         151,353
                                                                   -------------
   Term Loan B
    05/08/14                    (d)(e)      B1           908,056         912,029
                                                                   -------------
                                                                       1,063,382
                                                                   -------------
COMMERCIAL PRINTING - 0.69%
Cenveo, Inc.
   Delay Draw Term Loan
   7.10%, 06/21/13              (d)         Ba3           19,602          19,626
                                                                   -------------
   Term Loan C
   7.10%, 06/21/13              (d)         Ba3          553,821         554,513
                                                                   -------------
Xsys (BASF Inks)
   Term Loan B5
   7.82%, 12/31/12              (d)         Ba3          795,787         801,258
                                                                   -------------
   Term Loan C1
   8.32%, 12/31/13              (d)         Ba3          813,772         823,182
                                                                   -------------
                                                                       2,198,579
                                                                   -------------
COMMODITY CHEMICALS - 1.85%
Georgia Gulf Corp.
   Term Loan
   7.82%, 10/03/13              (d)         Ba2          772,681         778,201
                                                                   -------------
INVISTA
   Term Loan B1
   6.85%, 04/29/11              (d)         Ba1          476,564         476,564
                                                                   -------------
   Term Loan B2
   6.85%, 04/29/11              (d)         Ba1          252,614         252,614
                                                                   -------------
Lyondel Petrochemical
   Credit Linked Notes
   8.05%, 12/20/09              (f)(h)      Ba2        2,200,000       2,324,549
                                                                   -------------
   Term Loan
   6.86%, 08/16/13              (d)         Ba2        2,072,154       2,074,485
                                                                   -------------
                                                                       5,906,413
                                                                   -------------
COMMUNICATIONS EQUIPMENT -
   0.51%
NTELOS, Inc.
   Term Loan B1
   7.57%, 08/24/11              (d)         Ba3          858,358         862,005
                                                                   -------------
Trilogy Choice One
   Term Loan C
   8.88%, 06/30/12              (d)         Ba3          759,490         766,136
                                                                   -------------
                                                                       1,628,141
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
CONSTRUCTION MATERIALS -
   0.08%
Hillman Group (The)
   Term Loan B
   8.38%, 03/31/11              (d)         Ba3       $  242,542      $  244,210
                                                                   -------------
DATA PROCESSING & OUTSOURCED
   SERVICES - 0.08%
Affiliated Computer Services,
   Inc.
   Delay Draw Term Loan
   7.32%, 03/20/13              (d)         Ba2          249,967         250,904
                                                                   -------------
DISTILLERS & VINTNERS - 0.02%
Constellation Brands, Inc.
   Term Loan B
   6.88%, 06/05/13              (d)         Ba2           68,135          68,344
                                                                   -------------
DIVERSIFIED CHEMICALS - 0.92%
Celanese US Holdings LLC
   Term Loan
    03/29/14                    (d)(e)(f)   Ba3        1,000,000       1,005,625
                                                                   -------------
   Term Loan
   5.32-7.10%, 04/02/14         (d)         Ba3          542,258         545,308
                                                                   -------------
N.E.W. Customer Service
   Term Loan B
   05/18/14                     (d)(e)(f)   B1         1,156,800       1,156,800
                                                                   -------------
Texas Petrochemicals L.P.
   Prefunded LC
   5.36%, 06/27/13              (d)         Ba3           56,250          56,742
                                                                   -------------
   Term Loan B
   7.94%, 06/27/13              (d)         Ba3          167,488         168,953
                                                                   -------------
                                                                       2,933,428
                                                                   -------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES -
   1.57%
Aspect Software, Inc.
   First Lien Term Loan
   8.38%, 07/11/11              (d)         B2           442,775         445,819
                                                                   -------------
Audio Software Services,
   Corp.
   Term Loan
   7.60%, 02/28/14              (d)         Ba3          273,600         274,968
                                                                   -------------
Bankruptcy Management
   Solutions, Inc.
   First Lien Term Loan
   8.10%, 07/28/12              (d)         Ba3           63,680          64,038
                                                                   -------------
   Second Lien Term Loan
   11.60%, 07/28/13             (d)         Caa1          36,483          36,940
                                                                   -------------
Billing Services Group, LLC
   Second Lien Term Loan
   11.38%, 05/06/13             (d)         B3            38,667          39,440
                                                                   -------------
Brock Holdings III, Inc.
   Term Loan B
   7.32%, 02/26/14              (d)         B1           464,000         465,740
                                                                   -------------
Central Parking Corp.
   Syn LOC
    05/23/13                    (d)(e)      Ba2           40,344          40,545
                                                                   -------------
   Second Lien Term Loan
    05/23/13                    (d)(e)      B2            25,522          25,777
                                                                   -------------
   Term Loan B
    05/23/13                    (d)(e)      Ba2          165,715         166,543
                                                                   -------------
Coinmach Corp.
   Term Loan B-1
   7.88%, 12/19/12              (d)         B2         1,163,593       1,170,502
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING   PRINCIPAL
                                              (A)       AMOUNT        VALUE
                                            -------   ----------   -------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-
   (CONTINUED)
Merrill Corp.
   Term Loan
   7.57-7.60%, 05/15/11           (d)       Ba3       $  942,029   $     945,562
                                                                   -------------
Nuance Communications, Inc.
   Revolver Loan
   0.00%, 04/01/12                (d)(g)    B1           121,000         114,799
   Term Loan B
   7.32%, 04/01/13                (d)       B1           360,360         360,754
                                                                   -------------
Pearson Government Solutions
   Term Loan B
   7.59-7.62%, 02/14/13           (d)       Ba3          232,000         234,175
                                                                   -------------
US Investigations Services,
   Inc.
   Term Loan B
   8.10%, 10/14/12                (d)       B1           570,837         570,837
   Tranche C Term Loan
   8.10%, 10/14/12                (d)       B1            39,500          39,500
                                                                       4,995,939
                                                                   -------------
DIVERSIFIED METALS & MINING -
   0.35%
Magnum Coal Co.
   Loan C
   8.57%, 03/21/13                (d)       B3           226,755         226,188
   Term Loan
   8.57%, 03/21/13                (d)       B3           897,950         895,705
                                                                   -------------
                                                                       1,121,893
                                                                   -------------
DIVERSIFIED REIT'S - 0.09%
Capital Automotive REIT
   Term Loan B
   7.07%, 12/15/10                (d)       Ba1          288,382         290,643
                                                                   -------------
DRUG RETAIL - 0.81%
General Nutrition Centers,
   Inc.
   Term Loan B
   7.60%, 09/16/13                (d)       B1         2,459,100       2,452,915
                                                                   -------------
MAPCO Express, Inc.
   Term Loan
   8.07-8.09%, 04/28/11           (d)       B2           133,615         134,283
                                                                   -------------
                                                                       2,587,198
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING   PRINCIPAL
                                              (A)       AMOUNT        VALUE
                                            -------   ----------   -------------
ELECTRIC UTILITIES - 3.58%
AES Corp.
   Syn LOC
   7.18%, 03/29/10              (d)         Ba1       $3,121,212   $   3,131,615
                                                                   -------------
Cogentrix Energy, Inc.
   Term Loan
   6.85%, 04/14/12              (d)         Ba2           16,423          16,440
                                                                   -------------
Dynegy Holdings Inc.
   Term Loan B
   6.82%, 04/02/13              (d)         Ba1          297,872         297,723
                                                                   -------------
   Loan C
   6.82%, 04/02/13              (d)         Ba1        1,702,128       1,689,362
                                                                   -------------
USPF Holdings, LLC
   Term Loan
   7.08-7.10%, 04/11/14         (d)         Ba2          609,600         611,886
                                                                   -------------
FirstLight Power Resources
   Term Loan
   9.88%, 05/01/14              (d)         B3           315,000         318,412
                                                                   -------------
Kelson Holdings, LLC
   Term Loan
   8.57%, 03/08/13              (d)         Caa1       1,494,000       1,483,916
                                                                   -------------
NE Energy, Inc.
   Syn LOC
   7.85%, 11/01/13              (d)         B1            92,351          92,997
                                                                   -------------
   Term Loan B
   7.85%, 11/01/13              (d)         B1           736,732         741,889
                                                                   -------------
NRG Energy Inc.
   Syn LOC
   7.35%, 02/01/13              (d)         Ba1          159,643         159,761
                                                                   -------------
   Term Loan
   7.35%, 02/01/13              (d)         Ba1        1,651,825       1,653,016
                                                                   -------------
NSG Holdings II, LLC
   Syn Loc
   06/15/14                     (d)(e)(f)   B1            10,933          10,933
                                                                   -------------
   Syn Loc
   6.86%, 06/15/14              (d)         B1            27,373          27,332
   Term Loan
    03/14/14                    (d)(e)(f)   Ba1           77,257          76,968
                                                                   -------------
   Term Loan
   6.86%, 06/15/14              (d)         B1           192,420         192,420
                                                                   -------------
TPF Generation Holdings, LLC
   Syn LOC D
   5.25%, 12/15/13              (d)         Ba3           97,672          98,206
                                                                   -------------
   Syn RDEP
   5.25%, 12/15/11              (d)         Ba3           30,618          30,785
                                                                   -------------
   Second Lien Term Loan
   9.60%, 12/15/14              (d)         Ba3          267,000         271,728
                                                                   -------------
   Term Loan
   7.35%, 12/15/13              (d)         Ba3          519,208         522,048
                                                                   -------------
                                                                      11,427,437
                                                                   -------------
ELECTRICAL COMPONENTS &
   EQUIPMENT - 0.50%
Cellnet Technology, Inc.
   First Lien Term Loan B
   7.34%, 07/22/11              (d)         Ba2          198,607         199,600
                                                                   -------------
   Second Lien Term Loan
   9.62%, 10/22/11              (d)         Ba2          444,444         449,074
                                                                   -------------
Crown Castle International
   Corp.
   Term Loan B
   6.82-6.90%, 03/06/14         (d)         Ba3          289,200         289,719
                                                                   -------------
VeriFone, Inc.
   Term Loan B
   7.09-7.11%, 10/31/13         (d)         B1           664,335         666,826
                                                                   -------------
                                                                       1,605,219
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING   PRINCIPAL
                                              (A)       AMOUNT        VALUE
                                            -------   ----------   -------------
ELECTRONIC EQUIPMENT - 0.51%
Advanced Micro Devices, Inc.
   Term Loan
   7.34%, 12/31/13                (d)       B2        $1,625,833   $   1,630,452
                                                                   -------------
ELECTRONIC MANUFACTURING
   SERVICES - 0.17%
Revere Industries LLC
   Term Loan
   9.57-9.59%, 12/14/10           (d)       B1           167,937         162,899
                                                                   -------------
Sorenson Communications, Inc.
   First Lien Term Loan
   7.86%, 08/16/13                (d)       Ba3          394,548         394,548
                                                                   -------------
                                                                         557,447
                                                                   -------------
ENVIRONMENTAL & FACILITIES
   SERVICES - 1.04%
Allied Waste Industries, Inc.
    Loan C
   5.32%, 01/15/12                (d)       Ba3          670,220         673,757
                                                                   -------------
   Term Loan
   7.06-7.15%, 01/15/12           (d)       Ba3        1,417,583       1,424,165
                                                                   -------------
Covanta Holding Corp.
   Syn LOC
   5.24%, 02/09/14                (d)       Ba2          415,658         415,918
                                                                   -------------
   Term Loan B
   6.88%, 02/09/14                (d)       Ba2          805,017         805,520
                                                                   -------------
                                                                       3,319,360
                                                                   -------------
FOOD DISTRIBUTORS - 3.61%
Advanced Food
   Second Lien Term Loan
   9.60%, 03/15/14                (d)(f)    B1           716,487         716,487
                                                                   -------------
   Second Lien Term Loan
   9.60%, 03/15/14                (d)       B1           166,667         166,667
                                                                   -------------
   Delay Draw Term Loan
   0.00%, 03/15/2014              (d)(g)    B1           333,333         334,167
                                                                   -------------
   Term Loan B
   7.10%, 03/15/14                (d)       B1         1,166,667       1,169,583
                                                                   -------------
ARAMARK Corp.
   Syn LOC
   5.20%, 01/26/14                (d)       Ba3          198,213         199,519
                                                                   -------------
   Term Loan B
   7.45%, 01/26/14                (d)       Ba3        2,773,494       2,791,774
                                                                   -------------
B & G Foods, Inc.
   Term Loan C
   7.36%, 02/23/13                (d)       Ba2          131,130         131,704
                                                                   -------------
Bolthouse Farms Inc.
   Term Loan
   7.63%, 12/17/12                (d)       B2           158,000         158,543
                                                                   -------------
Bumble Bee Seafoods, LLC
   Term Loan B
   7.11%, 05/02/12                (d)       Ba3           76,500          76,500
                                                                   -------------
Dean Foods
   Term Loan B
   6.88%, 04/02/14                (d)       Ba3          802,400         804,306
                                                                   -------------
Pinnacle Foods Group, Inc.
   (Aurora Foods)
   Revolving Loan
   0.00%, 04/02/2013              (d)       B2         1,000,000         960,000
                                                                   -------------
   Term Loan B
   8.10%, 04/02/14                (d)       B2         3,986,408       4,015,310
                                                                   -------------
                                                                      11,524,560
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING   PRINCIPAL
                                              (A)       AMOUNT        VALUE
                                            -------   ----------   -------------
FOOD RETAIL - 2.13%
Arby's, LLC
   Term Loan B
   7.60-7.61%, 07/25/12         (d)         Ba3       $  299,438   $     301,123
                                                                   -------------
Burger King Corp.
   Term Loan B1
   6.88%, 06/30/12              (d)         Ba2          307,968         308,609
                                                                   -------------
Krispy Kreme Dounuts, Inc.
   Term Loan
   8.36%, 02/16/14              (d)         --         2,054,373       2,071,707
                                                                   -------------
Outback Steaks
   Term Loan
   05/09/13                     (d)(e)      B1         3,743,304       3,766,700
                                                                   -------------
Quizno's Corp. (The)
   First Lien Term Loan B
   7.60%, 05/05/13              (d)         B2           107,455         107,965
                                                                   -------------
   Second Lien Term Loan
   11.11%, 11/05/13             (d)         B2            57,000          57,998
                                                                   -------------
Roundy's Supermarkets, Inc.
   Term Loan B
   8.09%, 11/03/11              (d)         Ba3          174,496         175,587
                                                                   -------------
                                                                       6,789,689
                                                                   -------------
FOREST PRODUCTS - 1.99%
Boise Cascade Holdings, LLC
   Delay Draw Term Loan
   0.00%, 04/30/14              (d)(g)      Ba2          929,038         930,083
                                                                   -------------
Georgia-Pacific Corp.
   Term Loan B
   7.09-7.11%, 12/21/12         (d)         Ba2        4,714,667       4,739,802
                                                                   -------------
   Add Term Loan B
   7.09%, 12/29/12              (d)         Ba2          678,897         682,622
                                                                   -------------
                                                                       6,352,507
                                                                   -------------
GAS UTILITIES - 0.52%
Energy Transfer Equity, LP
   Term Loan B
   7.10%, 02/08/12              (d)         Ba2        1,654,750       1,664,501
                                                                   -------------
HEALTH CARE DISTRIBUTORS -
   0.66%
CompBenefits Corp.
   Term Loan B
   8.32-8.36%, 04/12/12         (d)         B1            69,457          69,848
                                                                   -------------
Kendle International Inc.
   Term Loan
   7.82%, 08/16/12              (d)         B1            95,122          95,003
                                                                   -------------
MultiPlan, Inc.
   Add Term Loan C
   7.82%, 04/12/13              (d)         B1           337,161         339,320
                                                                   -------------
   Term Loan B
   7.82%, 04/12/13              (d)         B1           518,623         521,946
                                                                   -------------
VWR International Inc.
   Term Loan B4
   7.61%, 04/07/11              (d)         Ba2          529,619         531,275
                                                                   -------------
Warner Chilcott PLC
   Dovobet Delayed Loan
   7.35%, 01/18/12              (d)         B1            85,204          85,470
                                                                   -------------
   Term Loan B
   7.34-7.36%, 01/18/12         (d)         B1           363,318         365,199
                                                                   -------------
   Term Loan C
   7.35%, 01/18/12              (d)         B1            99,749         100,265
                                                                   -------------
                                                                       2,108,326
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING   PRINCIPAL
                                              (A)       AMOUNT        VALUE
                                            -------   ----------   -------------
HEALTH CARE EQUIPMENT - 0.63%
Advanced Medical Optics, Inc.
   Term Loan B
   7.09-7.10%, 04/02/14         (d)         Ba1       $  232,000   $     231,565
                                                                   -------------
CONMED Corp.
   Term Loan
   7.07-9.00%, 04/13/13         (d)         Ba2          245,000         244,694
                                                                   -------------
Orthofix International  N.V.
   Term Loan B
   7.10%, 09/22/13              (d)         Ba3          654,791         656,838
                                                                   -------------
ReAble Therapeutic Finance
   Corp.
   Term Loan B
   7.85-7.90%, 11/03/13         (d)         Ba3          760,583         761,534
                                                                   -------------
Sunrise Medical Inc.
   Term Loan B1
   8.88%, 05/13/10              (d)         B1           101,423          99,394
                                                                   -------------
                                                                       1,994,025
                                                                   -------------
HEALTH CARE FACILITIES -
   3.74%
Da Vita Inc.
   Term Loan B-1
   6.82-6.86%, 10/05/12         (d)         Ba1          754,771         756,894
                                                                   -------------
HCA, Inc.
   Term Loan A
   7.35%, 11/19/12              (d)         Ba3        2,924,427       2,941,243
                                                                   -------------
   Term Loan B
   7.60%, 11/18/13              (d)         Ba3        1,050,118       1,060,989
                                                                   -------------
Health Management Association
   Term Loan B
   7.10%, 02/16/2014            (d)         Ba2        2,600,000       2,610,473
                                                                   -------------
IASIS Healthcare Corp.
   Delay Draw Term Loan
   04/27/14                     (d)(e)(f)   Ba2          715,421         717,881
                                                                   -------------
   Loan C
   04/27/14                     (d)(e)(f)   Ba2          190,779         191,435
                                                                   -------------
   Term Loan B
   04/27/14                     (d)(e)(f)   Ba2        2,093,780       2,100,998
                                                                   -------------
LifePoint Hospitals, Inc.
   Term Loan B
   6.99%, 04/15/12              (d)         Ba2        1,570,179       1,563,309
                                                                   -------------
                                                                      11,943,222
                                                                   -------------
HEALTH CARE SERVICES - 2.22%
AGA Medical Corp.
   Term Loan B
   7.34%, 04/29/13              (d)         B1           119,216         119,141
                                                                   -------------
CRC Health Corp.
   Add Term Loan B
   7.85%, 02/06/13              (d)         Ba3          405,363         407,390
                                                                   -------------
Genoa Healthcare LLC
   Second Lien Term Loan
   13.10%, 02/10/13             (d)         Caa1         132,000         132,990
                                                                   -------------
   Term Loan B
   8.35-10.25%, 08/10/12        (d)         Ba3           90,697          90,697
                                                                   -------------
Gentiva Health Services, Inc.
   Term Loan
   7.57-7.60%, 03/31/13         (d)         Ba3           94,736          94,854
                                                                   -------------
HealthSouth Corp.
   Term Loan B
   7.82-7.85%, 03/10/13         (d)         B2         2,441,856       2,458,368
                                                                   -------------
Radiation Therapy Services,
   Inc.
   Term Loan B
   7.10-8.75%, 12/16/12         (d)         B1            62,912           62,755
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING   PRINCIPAL
                                              (A)       AMOUNT        VALUE
                                            -------   ----------   -------------
HEALTH CARE SERVICES-
   (CONTINUED)
Royalty Pharma
   Term Loan B
   05/14/13                     (d)(e)(f)   Baa2      $1,207,969   $   1,216,274
                                                                   -------------
Sheridan Healthcare, Inc.
   Revolver Term Loan C
   8.32%, 11/09/11              (d)         B1           150,027         150,027
                                                                   -------------
   Term Loan C
   8.32-8.34%, 11/09/11         (d)         B1           868,787         868,787
                                                                   -------------
Skilled Healthcare LLC
   Term Loan
   7.57%, 06/15/12              (d)         Ba3          368,438         369,359
                                                                   -------------
Sun Healthcare Group, Inc.
   Delay Draw Term Loan
   0.00%, 01/15/2008            (d)         Ba2           53,640          53,774
                                                                   -------------
   Syn LOC
   5.26%, 04/19/14              (d)         Ba2           67,436          67,605
                                                                   -------------
   Term Loan B
   7.36%, 04/19/14              (d)         Ba2          287,338         288,056
                                                                   -------------
US Oncology, Inc.
   Term Loan B
   7.60-7.63%, 08/20/11         (d)         Ba1          693,822         697,724
                                                                   -------------
                                                                       7,077,801
                                                                   -------------
HEALTH CARE SUPPLIES - 1.17%
Accellent Corp.
   Term Loan B
   7.82-7.86%, 11/22/12         (d)         B1         3,073,901       3,068,777
                                                                   -------------
Fresenius Medical Care AG &
   Co. KGaA
   Term Loan B
   6.73-6.74%, 03/31/13         (d)         Ba1          654,390         654,145
                                                                   -------------
                                                                       3,722,922
                                                                   -------------
HEAVY ELECTRICAL EQUIPMENT -
   0.23%
Sanmina-SCI Corp.
   Term Loan B
   8.38%, 01/31/08              (d)         Ba3          730,000         732,738
                                                                   -------------
HOMEBUILDING - 0.38%
Grant Forest Products Inc.
   Second Lein Term Loan
   13.38%, 09/20/13             (d)         B1           750,000         743,438
                                                                   -------------
Headwaters, Inc.
   First Lien Term Loan B1
   7.36%, 04/30/11              (d)         Ba2          464,844         464,844
                                                                   -------------
                                                                       1,208,282
                                                                   -------------
HOTELS, RESORTS & CRUISE
   LINES - 0.36%
American Gaming Systems
   Term Loan B
   05/08/13                     (d)(e)      B3           817,000         822,106
                                                                   -------------
Ginn Co. (The)
   First Lien Term Loan B
   8.35%, 06/08/11              (d)(f)      B1           148,978         143,763
                                                                   -------------
   Second Lien Term Loan
   12.35%, 06/08/12             (d)         Caa1         127,556         105,659
                                                                   -------------
   Revolving Credit Loan
   5.25%, 06/08/11              (d)(f)      B1            68,784          66,377
                                                                   -------------
                                                                       1,137,905
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)        AMOUNT        VALUE
                                            -------   ----------   -------------
HOUSEHOLD APPLIANCES - 0.27%
Goodman Global Holdings, Inc.
   Term Loan C
   7.13%, 12/23/11              (d)         Ba2       $  736,786   $     737,399
                                                                   -------------
Hamilton Beach/Proctor-Silex,
   Inc.
   Term Loan B
   05/31/13                     (d)(e)      B1           115,800         115,800
                                                                   -------------
                                                                         853,199
                                                                   -------------
HOUSEHOLD PRODUCTS - 2.47%
AMSCAN Holdings
   Term Loan B
   05/24/13                     (d)(e)      B1           373,333         374,500
                                                                   -------------
Jarden Corp.
   Term Loan B-1
   7.10%, 01/24/12              (d)         Ba2          787,852         789,165
                                                                   -------------
Prestige Brands
   International, Inc.
   Term Loan B
   7.57-9.50%, 04/06/11         (d)         Ba3          969,126         973,165
                                                                   -------------
Rent-A-Center
   Term Loan B
   7.10-7.11%, 06/30/12         (d)         Ba2        1,073,676       1,075,242
                                                                   -------------
Sally Beauty Holdings, Inc.
   Term Loan B
   7.82-7.86%, 11/16/13         (d)         Ba2          796,000         801,970
                                                                   -------------
Spectrum Brands, Inc.
   Loan C
   5.17%, 03/30/13              (d)         B2            50,068          50,590
                                                                   -------------
   Term Loan B
   9.32-9.36%, 03/30/13         (d)         B1         3,450,530       3,459,157
                                                                   -------------
   Term Loan B-2
   9.32%, 03/30/13              (d)         B2           169,150         170,912
                                                                   -------------
Waterpik Technologies, Inc.
   First Lien Term Loan
   7.57%, 06/28/13              (d)         B1            74,441          74,394
                                                                   -------------
   Second Lien Term Loan
   11.82%, 12/31/13             (d)         B1            95,000          94,525
                                                                   -------------
                                                                       7,863,620
                                                                   -------------
HOUSEWARES & SPECIALTIES
   - 0.74%
Cinemark USA, Inc.
   Term Loan
   10/05/13                     (d)(e)(f)   Ba2          588,906         591,225
                                                                   -------------
   Term Loan
   7.04-7.15%, 10/05/13         (d)         Ba2        1,385,182       1,390,636
                                                                   -------------
Yankee Candle Co., Inc. (The)
   Term Loan
   7.35%, 02/06/14              (d)(e)      Ba3          375,360         377,159
                                                                   -------------
                                                                       2,359,020
                                                                   -------------
HUMAN RESOURCE & EMPLOYMENT
   SERVICES - 0.04%
AMN Healthcare Services, Inc.
   Term Loan B
   7.10%, 11/02/11              (d)         Ba2          132,206         132,371
                                                                   -------------
INDEPENDENT POWER PRODUCERS &
   ENERGY - 1.14%
Calpine Corp.
   First Priority Term Loan
   7.59%, 03/19/14              (d)         Ba3        2,800,000       2,812,541
                                                                   -------------
HCP Acquisition
   Second Lien Term Loan
   9.61%, 02/13/15              (d)         B1           206,400         207,432
                                                                   -------------
   First Lien Term Loan
   7.60%, 02/13/14              (d)         B1           622,839         624,396
                                                                   -------------
                                                                       3,644,369
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)        AMOUNT        VALUE
                                            -------   ----------   -------------
INDUSTRIAL CONGLOMERATES
   - 0.87%
Aearo Corp.
   First Lien Term Loan
   7.85%, 03/22/13              (d)         B1        $  283,126   $     284,895
                                                                   -------------
   Second Lien Term Loan
   11.85%, 09/24/13             (d)         Caa1         103,240         104,789
                                                                   -------------
Blount International Inc.
   Term Loan B
   7.07-7.10%, 08/09/10         (d)         Ba1          460,940         460,652
                                                                   -------------
Dresser Inc.
   Term Loan B
   7.86%, 05/04/14              (d)         B3         1,108,800       1,117,532
                                                                   -------------
Norcross Safety Products LLC
   Term Loan
   7.40%, 06/30/12              (d)         Ba1          589,628         590,365
                                                                   -------------
Polypore International, Inc.
   Term Loan
   8.32%, 11/12/11              (d)         Ba3          221,387         221,387
                                                                   -------------
                                                                       2,779,620
                                                                   -------------
INDUSTRIAL MACHINERY - 0.73%
CLFX Corp.
   Term Loan B
   7.63%, 12/19/11              (d)         Ba1          511,613         514,171
                                                                   -------------
EnerSys Capital Inc.
   Term Loan
   7.07-7.15%, 03/17/11         (d)         Ba2          462,143         464,453
                                                                   -------------
Gleason Corp.
   First Lien Term Loan
   7.56-7.63%, 06/15/13         (d)         B2            97,590          98,200
                                                                   -------------
Itron Inc.
   Term Loan
   04/18/14                     (d)(e)      Ba3          232,000         234,103
                                                                   -------------
Pro Mach, Inc.
   Term Loan
   7.60%, 12/14/11              (d)         B1           594,000         596,970
                                                                   -------------
Rexnord Corp.
   Add on Term Loan
   7.58%, 07/19/13              (d)         Ba2           96,077          96,738
                                                                   -------------
   Term Loan B
   7.84-7.86%, 07/19/13         (d)         Ba2          323,049         325,270
                                                                   -------------
                                                                       2,329,905
                                                                   -------------
INSURANCE BROKERS - 1.39%
ARG Holdings, Inc.
   Add Term Loan C
   8.38%, 11/30/11              (d)         B2            24,756          24,926
                                                                   -------------
   First Lien Term Loan
   8.38%, 11/30/11              (d)         B2            77,025          77,555
                                                                   -------------
Concord Re Limited
   Term Loan
   9.61%, 02/29/12              (d)         Ba2        1,000,000       1,006,250
                                                                   -------------
Starbound Holdings
   Term Loan
   9.36%, 03/01/08              (d)         --         2,500,000       2,509,375
                                                                   -------------
Swett & Crawford Group, Inc.
   (The)
   First Lien Term Loan
   7.61%, 04/03/14              (d)         B2           391,000         391,489
                                                                   -------------
   Second Lien Term Loan
   10.86%, 09/30/14             (d)         B2           105,200         107,304
                                                                   -------------
USI Holdings
   Term Loan B
   8.11%, 05/05/14              (d)         B2           325,867         328,582
                                                                   -------------
                                                                       4,445,481
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)        AMOUNT        VALUE
                                            -------   ----------   -------------
INTEGRATED OIL & GAS - 1.11%
Forest Alaska
   First Lien Term Loan
   8.82%, 12/08/10              (d)         --        $2,315,443   $   2,327,020
                                                                   -------------
Western Refining
   Delay Draw Term Loan
   02/06/14                     (d)(f)      B1           279,114         280,160
                                                                   -------------
   Term Loan B
   02/06/14                     (d)(e)(f)   B1           932,143         935,638
                                                                   -------------
                                                                       3,542,818
                                                                   -------------
INTEGRATED TELECOMMUNICATION
   SERVICES - 1.92%
Cavalier Telephone Inc.
   Term Loan B
   10.07%, 12/31/12             (d)         B2         1,069,928       1,083,303
                                                                   -------------
Country Road Communications,
   Inc.
   First Lien Term Loan
   8.32%, 07/15/12              (d)         B2           797,641         801,629
                                                                   -------------
   Second Lien Term Loan
   13.15%, 07/15/13             (d)         B2           571,429         577,143
                                                                   -------------
PAETEC Communications, Inc.
   Term Loan B
   8.82%, 02/28/13              (d)         B2         2,068,480       2,091,750
                                                                   -------------
Time Warner Telecommunication
   Holdings Inc.
   Term Loan B
   7.32%, 01/07/13              (d)         B1         1,550,535       1,559,838
                                                                   -------------
                                                                       6,113,663
                                                                   -------------
INTERNET SOFTWARE & SERVICES
   - 0.35%
Language Line LLC
   Term Loan B1
   8.60%, 06/10/11              (d)         Ba3          869,660         877,269
                                                                   -------------
National Processing, Inc.
   Term Loan B
   8.32-8.35%, 09/29/13         (d)         B2           243,541         244,454
                                                                   -------------
                                                                       1,121,723
                                                                   -------------
INVESTMENT BANKING &
   BROKERAGE - 0.34%
E.A. Viner International Co.
   First Lien Term Loan B
   7.85%, 07/31/13              (d)         B1            75,401          75,966
                                                                   -------------
JG Wentworth LLC
   Second Lien Term Loan
   10.35%, 10/04/14             (d)         B2           275,000         278,953
                                                                   -------------
   Term Loan
   7.60%, 04/04/14              (d)         B2           714,000         714,893
                                                                   -------------
                                                                       1,069,812
                                                                   -------------
IT CONSULTING & OTHER
   SERVICES - 0.64%
Information Resources, Inc.
   Term Loan B
   05/09/14                     (d)(e)      Ba2          212,500         213,430
                                                                   -------------
SunGuard Data Systems Inc.
   U.S. Term Loan
   7.36%, 02/11/13              (d)         Ba3        1,801,319       1,814,528
                                                                   -------------
                                                                       2,027,958
                                                                   -------------

AIM FLOATING RATE FUND

                                             MOODY'S
                                              RATING    PRINCIPAL
                                               (A)       AMOUNT         VALUE
                                             -------   ----------   ------------
LEISURE FACILITIES - 1.06%
24 Hour Fitness Worldwide Inc.
   Term Loan B
   7.85%, 06/08/12               (d)         Ba3       $1,287,000   $  1,291,826
                                                                    ------------
AMC Entertainment Inc.
   Term Loan B
   7.07%, 01/26/13               (d)(f)      Ba1          867,380        872,012
                                                                    ------------
AMF Bowling Worldwide, Inc.
   Revolver Loan
   0.00%, 02/27/09               (d)(g)      Ba2          500,000        492,500
                                                                    ------------
   Term Loan B
   8.32%, 08/27/09               (d)         Ba2          235,420        236,303
                                                                    ------------
Great Canadian Gaming Corp.
   Term Loan
   6.86%, 02/14/14               (d)         Ba2           61,446         61,523
                                                                    ------------
Greektown Casino LLC
   Delay Draw Term Loan
   0.00%, 12/03/12               (d)(g)      Ba3           27,887         28,131
                                                                    ------------
   Term Loan B
   7.85-7.86%, 12/03/12          (d)         Ba3          177,137        178,687
                                                                    ------------
Universal City Development
   Partners
   Term Loan B
   7.35-7.36%, 06/09/11          (d)         Ba1          231,364        232,810
                                                                    ------------
                                                                       3,393,792
                                                                    ------------
LEISURE PRODUCTS - 2.47%
Deluxe Corp.
   Second Lien Term Loan
   11/14/13                      (d)(e)      B1           418,333        420,425
                                                                    ------------
   Syn LOC
   05/14/13                      (d)(e)      B1            44,616         44,839
                                                                    ------------
   Term Loan B
   05/14/13                      (d)(e)      B1           958,523        961,718
                                                                    ------------
   Term Loan C
   05/14/13                      (d)(e)      B1            85,582         85,868
                                                                    ------------
HIT Entertainment Ltd.
   Term Loan
   7.34%, 03/20/12                (d)        Ba3          472,169        474,038
                                                                    ------------
Jacuzzi
   Syn LOC
   5.25%, 02/16/14                (d)         B1          150,273        149,898
                                                                    ------------
   Term Loan B
   7.60-7.63%, 02/26/14           (d)         B1        1,684,510      1,680,298
                                                                    ------------
Panavision Inc.
   First Lien Term Loan
   8.32-8.36%, 03/20/11           (d)        Ba3           37,208         37,394
                                                                    ------------
   Second Lien Term Loan
   12.34-12.36%, 03/30/12         (d)        Caa1           9,500          9,571
                                                                    ------------
Premier Parks Inc.
   Term Loan
   04/17/15                       (d)(e)     Ba3          646,756        650,260
                                                                    ------------
Sabre Holdings
   Term Loan
   7.61%, 09/30/14                (d)        Ba3        2,870,833      2,873,299
                                                                    ------------
True Temper Sports, Inc.
   Delay Draw Term Loan
   8.54-8.62%, 03/15/11           (d)        Ba3          372,328        372,328
                                                                    ------------
   Second Lien Term Loan
   10.85-10.86%, 06/30/11         (d)        Ba3          104,000        104,000
                                                                    ------------
                                                                       7,863,936
                                                                    ------------
MANAGED HEALTH CARE - 0.08%
Amerigroup
   Syn LOC
   04/19/12                      (d)(e)(f)   Ba3          263,267        264,090
                                                                    ------------

AIM FLOATING RATE FUND

                                             MOODY'S
                                              RATING    PRINCIPAL
                                               (A)       AMOUNT         VALUE
                                             -------   ----------   ------------
MARINE - 0.15%
US Shipping LLC
   Delay Draw Term Loan
   0.00%, 08/06/11               (d)(g)      B1        $   43,322   $     43,755
                                                                    ------------
   Delay Draw Term Loan
   8.83-8.85%, 08/06/11          (d)         B1            46,198         46,660
                                                                    ------------
   Term Loan
   8.85%, 08/06/12               (d)         B1           370,667        374,373
                                                                    ------------
                                                                         464,788
                                                                    ------------
MARINE PORTS & SERVICES -
   0.03%
Atlantic Marine, Inc.
   Term Loan B
   7.38%, 08/02/13               (d)         B1            87,351         87,733
                                                                    ------------
METAL & GLASS CONTAINERS -
   1.38%
Berry Plastics Corp.
   Term Loan C
   7.34-7.36%, 04/03/15          (d)         Ba3        4,372,452      4,387,025
                                                                    ------------
MOVIES & ENTERTAINMENT - 1.13%
LodgeNet Entertainment Corp.
   Term Loan
   7.34%, 04/04/14               (d)         Ba3        1,270,000      1,278,731
                                                                    ------------
NEP II, Inc.
   Term Loan B
   7.60%, 02/16/14               (d)         B1           417,600        419,819
                                                                    ------------
Warner Music Group
   Term Loan
   7.36%, 02/28/11               (d)         Ba2        1,909,974      1,916,420
                                                                    ------------
                                                                       3,614,970
                                                                    ------------
OFFICE SERVICES & SUPPLIES -
   0.31%
Buhrmann US Inc.
   Add Term Loan D1
   7.09%, 12/23/10               (d)         Ba2           99,279         99,651
                                                                    ------------
   Term Loan D1
   7.08-7.11%, 12/23/10          (d)         Ba2          895,866        899,225
                                                                    ------------
                                                                         998,876
                                                                    ------------
OIL & GAS DRILLING - 0.46%
Newpark Resources, Inc.
   Term Loan
   8.35%, 08/18/11               (d)         B2         1,034,320      1,044,663
                                                                    ------------
Niska/CR Gas & Storage
   Canada Term Loan
   7.09%, 05/13/13               (d)         Ba3          287,132        287,850
                                                                    ------------
   Delay Draw Term Loan
   7.11%, 05/13/13               (d)         Ba3           33,721         33,762
                                                                    ------------
   Term Loan
   7.07%, 05/13/11               (d)         Ba3           52,914         52,980
                                                                    ------------
   U.S. Term Loan
   7.07-7.09%, 05/13/13          (d)         Ba3           49,780         49,905
                                                                    ------------
                                                                       1,469,160
                                                                    ------------

AIM FLOATING RATE FUND

                                             MOODY'S
                                              RATING    PRINCIPAL
                                               (A)       AMOUNT         VALUE
                                             -------   ----------   ------------
OIL & GAS EQUIPMENT & SERVICES
   - 2.97%
Edgen Murray L.P.
   First Lien Term Loan
   8.11%, 05/11/14               (d)         B3        $  339,200   $    340,896
                                                                    ------------
   Second Lien Term Loan
   11.61%, 05/11/15              (d)         B3           284,000        282,935
                                                                    ------------
Key Energy Services, Inc.
   Line of Credit
   5.36%, 07/29/10               (d)         --           250,000        251,250
                                                                    ------------
   Term Loan C
   7.85-7.86%, 06/30/12          (d)         --         2,319,434      2,331,031
                                                                    ------------
Kinder Morgan Inc.
   Term Loan B
   05/08/14                      (d)(e)      Ba2        3,850,000      3,869,250
                                                                    ------------
Petroleum Geo-Services A.S.A
   Term Loan
   7.60%, 12/16/12               (d)         Ba3          223,562        224,847
                                                                    ------------
Sem Group L.P.
   Canada Term Loan
   7.57%, 03/16/11               (d)         Ba3          427,431        429,301
                                                                    ------------
   U.S. Term Loan
   7.57-7.60%, 03/16/11          (d)         Ba3          177,566        178,343
                                                                    ------------
   U.S. Term Loan B2
   03/01/11                      (d)(e)      Ba2          472,303        474,369
                                                                    ------------
Targa Resources, Inc.
   Syn LOC
   5.23%, 10/31/12               (d)         B1           115,851        116,611
                                                                    ------------
   Term Loan
   7.35-7.36%, 10/31/12          (d)         B1           455,126        458,113
                                                                    ------------
Volnay S.A.
   Term Loan
   7.35%, 01/12/14               (d)         Ba2          509,723        514,183
                                                                    ------------
                                                                       9,471,129
                                                                    ------------
OIL & GAS EXPLORATION &
   PRODUCTION - 0.52%
Helix Energy Solutions Group,
   Inc.
   Term Loan B
   7.32-7.35%, 07/01/13          (d)         B1           441,091        442,470
                                                                    ------------
Venoco, Inc.
   Second Lien Term Loan
   9.32%, 05/07/14               (d)         B3         1,204,000      1,210,020
                                                                    ------------
                                                                       1,652,490
                                                                    ------------
OIL & GAS REFINING & MARKETING
    - 1.16%
Big West Oil LLC
   Delay Draw Term Loan
   05/02/14                      (d)(e)(f)   B1         1,650,000      1,658,250
                                                                    ------------
   Term Loan
   05/02/14                      (d)(e)(f)   --         1,350,000      1,356,750
                                                                    ------------
Regency Gas Services LLC
   Term Loan B1
   7.82%, 08/15/13               (d)         Ba1          697,180        699,097
                                                                    ------------
                                                                       3,714,097
                                                                    ------------
OIL & GAS STORAGE &
   TRANSPORTATION - 0.03%
IFM Colonial Pipeline Co.
   Term Loan B
   7.32-7.36%, 02/27/12          (d)         Ba3           92,800         93,728
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
   SERVICES - 0.30%
Conseco, Inc.
   Term Loan
   7.32%, 10/10/13               (d)         Ba3          966,607        970,232
                                                                    ------------
PACKAGED FOODS & MEATS - 0.58%
Birds Eye Foods Inc.
   Term Loan B
   7.09%, 03/22/13               (d)         B1           203,333        203,524
                                                                    ------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
PACKAGED FOODS & MEATS-
   (CONTINUED)
Dole Foods Co., Inc.
   Term Loan B
   7.44-9.25%, 04/12/13         (d)         Ba3       $  209,106   $     209,091
                                                                   -------------
   Term Loan C
   7.44-9.25%, 04/12/13         (d)         Ba3          790,894         790,840
                                                                   -------------
Michael Foods Inc.
   Term Loan B
   7.36%, 11/21/10              (d)         Ba3          635,232         639,467
                                                                   -------------
                                                                       1,842,922
                                                                   -------------
PAPER PACKAGING - 0.30%
Altivity Packaging
   Delay Draw First Lien
   Term Loan
   7.57-7.60%, 06/30/13         (d)         Ba3           41,144          41,536
                                                                   -------------
   First Lien Term Loan
   7.57-7.60%, 07/31/13         (d)         Ba3          114,553         115,644
                                                                   -------------
Bluegrass Container Co.
   First Lien Term Loan
   7.57%, 07/31/13              (d)         Ba3           22,954          23,173
                                                                   -------------
Smurfit-Stone Container Corp.
   Syn LOC
   5.27%, 11/01/10              (d)         Ba2           90,569          91,248
                                                                   -------------
   Term Loan B
   7.38%, 11/01/11              (d)         Ba2          295,089         297,303
                                                                   -------------
   Term Loan C
   7.38%, 11/01/11              (d)         Ba2          185,332         186,722
                                                                   -------------
   Term Loan C-1
   7.38%, 11/01/11              (d)         Ba2           60,577          61,030
                                                                   -------------
Verso Papers Holding, LLC
   Term Loan
   7.13%, 08/01/13              (d)         Ba2          129,832         130,319
                                                                   -------------
                                                                         946,975
                                                                   -------------
PAPER PRODUCTS - 0.09%
Xerium S.A.
   U.S. Term Loan
   8.10%, 05/18/12              (d)         B1           296,964         296,408
                                                                   -------------
PERSONAL PRODUCTS - 2.10%
American Safety Razor Co.
   Second Lien Term Loan
   11.63%, 01/31/14             (d)         B2           183,000         186,431
                                                                   -------------
   Term Loan
   7.83-7.86%, 07/31/13         (d)         B2           205,448         206,988
                                                                   -------------
Burt's Bees Inc.
   First Lien Term Loan
   7.83-7.86%, 03/29/11         (d)         B2           101,328         102,024
                                                                   -------------
Chattem, Inc.
   Term Loan B
   7.11%, 01/02/13              (d)         Ba3          116,960         117,472
                                                                   -------------
Hanesbrands Inc.
   Second Lien Term Loan
   9.11%, 03/05/14              (d)         B1         1,582,000       1,617,348
                                                                   -------------
   Term Loan B
   7.11%, 09/05/13              (d)         Ba2          939,036         943,892
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
PERSONAL PRODUCTS -
   (CONTINUED)
Huish Detergents, Inc.
   Second Lien Term Loan
   10/25/14                     (d)(e)(f)   Caa1      $  198,100   $     201,072
                                                                   -------------
   Term Loan
   04/25/14                     (d)(e)(f)   B1           649,133         650,148
                                                                   -------------
HVHC, Inc.
   Term Loan B
   7.58-7.60%, 08/01/13         (d)         Ba2        1,444,550       1,457,190
                                                                   -------------
Network Solutions
   Term Loan
   7.82%, 03/07/14              (d)         B1         1,016,000       1,018,540
                                                                   -------------
Weight Watchers
   International, Inc.
   Term Loan B
   6.88%, 01/26/14              (d)         Ba1          199,500         200,248
                                                                   -------------
                                                                       6,701,353
                                                                   -------------
PHARMACEUTICALS - 0.41%
Quintiles Transnational Corp.
   Second Lien Term Loan
   9.35%, 03/31/14              (d)         B2         1,059,400       1,072,642
                                                                   -------------
   Term Loan B
   7.35%, 03/31/13              (d)         B1           235,818         235,892
                                                                   -------------
                                                                       1,308,534
                                                                   -------------
PRECIOUS METALS & MINERALS -
   0.64%
Freeport-McMoran Copper &
   Gold Corp.
   Term Loan B
   7.07%, 03/19/14              (d)         Ba2        2,046,933       2,053,698
                                                                   -------------
PROPERTY & CASUALTY INSURANCE
   - 0.82%
Starbound II
   Term Loan A
   08/20/09                     (e)(h)      Ba3        1,400,000       1,400,000
                                                                   -------------
   Term Loan B
   08/20/09                     (e)(h)      Ba3        1,200,000       1,200,000
                                                                   -------------
                                                                       2,600,000
                                                                   -------------
PUBLISHING  - 4.10%
American Media, Inc.
   Term Loan B
   8.59%, 01/30/13              (d)         B1         2,029,412       2,039,981
                                                                   -------------
Black Press U.S. Partnership
   U.S. Term Loan B-1
   7.36%, 08/02/13              (d)         Ba3           61,572          61,957
                                                                   -------------
   Canada Term Loan B-2
   7.36%, 08/02/13              (d)         Ba3           37,383          37,617
                                                                   -------------
Caribe Information Investment
   Inc.
   Term Loan
   7.60-7.61%, 03/31/13         (d)         B1            83,227          83,331
                                                                   -------------
Dex Media East LLC
   Term Loan B
   6.84-6.86%, 05/08/09         (d)         Ba1          490,977         490,364
                                                                   -------------
Dex Media West LLC
   Term Loan B2
   6.82-6.86%, 03/09/10         (d)         Ba1        1,002,637       1,003,263
                                                                   -------------
Endurance Business Media,
   Inc.
   Second Lien Term Loan
   12.57%, 01/26/14             (d)         Caa1          59,090          60,271
                                                                   -------------
   Term Loan
   8.07%, 07/26/13              (d)         B1           120,213         121,190
                                                                   -------------
Gatehouse Media, Inc.
   Delay Draw Term Loan
   08/28/14                     (d)(e)(f)   B1            32,962          32,921
                                                                   -------------
   Delay Draw Term Loan
   7.35-7.36%, 08/28/14         (d)         B1           527,391         526,732
                                                                   -------------
   Term Loan B
   03/06/14                     (d)(e)(f)   B1            88,338          88,228
                                                                   -------------
   Term Loan B
   7.36%, 08/28/14              (d)         B1         1,413,409       1,411,642
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
PUBLISHING - (CONTINUED)
Hanley Wood LLC
   Term Loan
   7.59-7.61%, 03/08/14         (d)         B2        $  330,000   $     328,487
                                                                   -------------
MediaNews Group
   Term Loan B
   6.59%, 12/30/10              (d)         Ba2        1,174,320       1,166,981
                                                                   -------------
Reader's Digest Association
   Inc.
   Term Loan B
   7.38%, 03/02/14              (d)         B1           324,800         325,358
                                                                   -------------
Riverdeep Interactive
   Learning Ltd.
   Sr. Term Loan
   8.10%, 12/20/13              (d)         B1         2,025,839       2,035,336
                                                                   -------------
Star Tribune
   Term Loan
   7.59%, 03/05/14              (d)         B1           639,462         630,936
                                                                   -------------
Sun Media Corp.
   Term Loan B
   7.11%, 02/07/09              (d)         Baa3         587,690         588,425
                                                                   -------------
Tribune Co.
   Delay Draw Term Loan
   05/13/14                     (d)(e)      Ba2           50,675          50,738
                                                                   -------------
   Term Loan B
   05/13/14                     (d)(e)      Ba2        1,351,658       1,350,451
                                                                   -------------
Yell Group Ltd.
   Term Loan B1
   7.32%, 10/27/12              (d)         Ba3          640,444         645,248
                                                                   -------------
                                                                      13,079,457
                                                                   -------------
RAILROADS - 0.98%
Helm Holding Corp.
   Term Loan B
   7.57-7.61%, 07/08/11         (d)         B2           514,527         515,170
                                                                   -------------
Kansas City Southern Railroad
   Co.
   Industrial Term Loan B
   7.07-7.08%, 04/28/13         (d)         Ba2        1,369,641       1,371,924
                                                                   -------------
RailAmerica Inc.
   Term Loan B
   7.61%, 08/14/08              (d)         B2         1,245,000       1,245,778
                                                                   -------------
                                                                       3,132,872
                                                                   -------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT - 2.35%
Kyle Acquisition Group, LLC
   Three Year Term Loan
   8.88%, 07/20/09              (d)         Ba3          888,170         897,607
                                                                   -------------
Lake Las Vegas Resort
   First Lien Term Loan
   12.00%, 02/01/10             (d)         Caa1       3,021,838       2,921,111
                                                                   -------------
RE/MAX
   Term Loan B
   01/03/08                     (d)(e)      Ba3        1,093,000       1,094,366
                                                                   -------------
Realogy
   Credit Linked Notes
   8.32%, 10/10/13              (d)         Ba3          344,824         344,958
                                                                   -------------
   Term Loan B
   8.35%, 10/10/13              (d)         Ba3        1,280,776       1,281,277
                                                                   -------------
Rhodes Homes
   First Lien Term Loan
   8.60%, 11/21/10              (d)         B2           736,781         736,781
                                                                   -------------
Yellowstone Mountain Club,
   LLC
   Term Loan
   7.70%, 09/30/10              (d)         B1           225,467         224,950
                                                                   -------------
                                                                       7,501,050
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
RESTAURANTS - 0.68%
Buffets Holdings, Inc.
   Prefunded Line of Credit
   5.25%, 05/01/13              (d)         Ba3       $  233,934   $     235,591
                                                                   -------------
   Term Loan
   8.07-8.11%, 11/01/13         (d)         Ba3        1,691,962       1,703,947
                                                                   -------------
Sbarro Inc.
   Term Loan B
   7.85%, 01/31/14              (d)         Ba3          237,000         239,172
                                                                   -------------
                                                                       2,178,710
                                                                   -------------
SEMICONDUCTORS - 1.39%
AMI Semiconductors, Inc.
   Term Loan
   6.82%, 04/01/12              (d)         Ba3          857,948         854,194
                                                                   -------------
Freescale Semiconductor, Inc.
   Term Loan B
   7.11%, 12/01/13              (d)         Baa3       3,585,520       3,587,761
                                                                   -------------
                                                                       4,441,955
                                                                   -------------
SPECIALIZED CONSUMER SERVICES
   - 0.19%
LPL Holdings Inc.
   Term Loan C
   7.85%, 06/28/13              (d)         B2           620,412         620,412
                                                                   -------------
SPECIALIZED FINANCE - 0.23%
Citco Group Ltd. (The)
   Term Loan B
   8.11%, 06/30/13              (d)         B1            63,733          64,052
                                                                   -------------
   Term Loan C
   8.61%, 06/30/14              (d)         B1            63,733          64,251
                                                                   -------------
Clayton Holdings, Inc.
   Term Loan
   7.07%, 12/08/11              (d)         Ba3           72,382          72,472
                                                                   -------------
Euronet Worldwide
   Term Loan B
   7.34%, 04/04/14              (d)         Ba2          144,000         144,900
                                                                   -------------
NASDAQ Stock Market, Inc.
   (The)
   Term Loan B
   7.07%, 04/18/12              (d)         Ba3          243,308         243,656
                                                                   -------------
   Term Loan C
   7.07%, 04/18/12              (d)         Ba3          141,040         141,242
                                                                   -------------
                                                                         730,573
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
SPECIALTY CHEMICALS - 2.84%
Cognis Deutscheland
   Term Loan
   09/15/13                     (d)(e)      B1        $  799,515   $     808,211
                                                                   -------------
Hexion Specialty Chemicals,
   Inc.
   Syn LOC
   5.22%, 05/05/13              (d)         Ba3           92,645          93,334
                                                                   -------------
   Term Loan C1
   7.88%, 05/05/13              (d)         Ba3        1,874,348       1,888,261
                                                                   -------------
   Term Loan C2
   7.88%, 05/05/13              (d)         Ba3          407,162         410,184
                                                                   -------------
   Term Loan C4
   7.88%, 05/05/13              (d)         Ba3          643,261         648,036
                                                                   -------------
Huntsman ICI Chemicals LLC
   Term Loan B
   7.07%, 08/16/12              (d)         Ba1        1,737,773       1,745,919
                                                                   -------------
Ineos Group Ltd.
   Term Loan A4
   7.57-7.60%, 12/16/12         (d)         Ba3          141,750         142,134
                                                                   -------------
   Term Loan B2
   7.60%, 12/16/13              (d)         Ba3        1,097,193       1,106,565
                                                                   -------------
   Term Loan C2
   8.08%, 12/16/14              (d)         Ba3        1,097,193       1,106,565
                                                                   -------------
KRATON Polymers LLC
   Term Loan
   7.38%, 12/23/10              (d)         Ba3          432,288         435,530
                                                                   -------------
MacDermid Incorp.
   Term Loan B
   7.32%, 04/12/14              (d)         B1           250,830         251,353
                                                                   -------------
Supresta Holdings LLC
   Term Loan
   8.60%, 07/20/11              (d)         Ba3          432,321         432,321
                                                                   -------------
                                                                       9,068,413
                                                                   -------------
SPECIALTY STORES - 1.20%
Eye Care Centers of America,
   Inc.
   Term Loan
   7.82-7.88%, 03/01/12         (d)         Ba2          365,221         365,221
                                                                   -------------
Mattress Firm
   Term Loan B
   7.61-7.64%, 01/18/14         (d)         B1           314,667         315,453
                                                                   -------------
Michaels Stores, Inc.
   Term Loan
   05/14/13                     (d)(e)(f)   B2         2,205,196       2,214,449
                                                                   -------------
Petco
   Term Loan B
   7.85-7.86%, 10/26/13         (d)         Ba3          832,913         839,755
                                                                   -------------
Savers, Inc.
   Canada Term Loan
   8.09-8.11%, 08/11/12         (d)         Ba3           37,918          38,202
                                                                   -------------
U.S. Term Loan
   8.11%, 08/11/12              (d)         Ba3           43,076          43,399
                                                                   -------------
                                                                       3,816,479
                                                                   -------------
SYSTEMS SOFTWARE - 0.60%
Skillsoft
   Term Loan B
   05/08/13                     (d)(e)      B2           298,200         298,945
                                                                   -------------
Verint Systems, Inc.
   Term Loan
   05/09/14                     (d)(e)      --         1,596,000       1,598,993
                                                                   -------------
                                                                       1,897,938
                                                                   -------------
TEXTILES - 0.16%
GTM Holdings Inc.
   First Lien Term Loan
   8.09-8.11%, 10/30/13         (d)         B1           510,221         519,788
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
THRIFTS & MORTGAGE FINANCE -
   0.09%
CharterMac
   Term Loan B
   7.86%, 08/15/12              (d)         Ba3       $  298,500   $     298,500
                                                                   -------------
TRADING COMPANIES/
   DISTRIBUTORS - 0.08%
Brenntag A.G.
   Sr. Facilities Term Loan
   B2
   7.89%, 01/18/14              (d)         B1           210,041         212,273
                                                                   -------------
   USD Acquisition Term Loan
   7.89%, 01/18/14              (d)         B1            51,322          51,643
                                                                   -------------
                                                                         263,916
                                                                   -------------
TRUCKING - 0.33%
Greatwide Logistics Services,
   Inc.
   First Lien Term Loan
   8.85%, 12/19/13              (d)(f)      B1           965,209         948,921
                                                                   -------------
   Second Lien Term Loan
   11.85%, 06/19/14             (d)(f)      B1            93,696          91,822
                                                                   -------------
                                                                       1,040,743
                                                                   -------------
WATER UTILITIES - 0.35%
Thermal North America, Inc.
   Loan C
   8.07%, 10/25/08              (d)         B1           115,711         116,579
                                                                   -------------
   Term Loan
   8.10%, 10/25/08              (d)         B1           982,800         990,171
                                                                   -------------
                                                                       1,106,750
                                                                   -------------
WIRELESS TELECOMMUNICATION
   SERVICES - 7.40%
   American Cellular, Inc.
   Delay Draw Term Loan
   0.00%, 03/15/14              (d)(g)      B1           128,500         128,902
                                                                   -------------
   Term Loan B
   7.32%, 03/15/14              (d)         B1         2,079,400       2,090,837
                                                                   -------------
Cellular South Inc.
   Delay Draw Term Loan
   05/21/14                     (d)(e)      Ba3        1,500,000       1,509,375
                                                                   -------------
   Term Loan B
   05/21/14                     (d)(e)      Ba3        4,500,000       4,528,125
                                                                   -------------
Centennial Communications
   Corp.
   Term Loan
   7.35-7.36%, 02/09/11         (d)         Ba2        3,294,156       3,316,803
                                                                   -------------
FairPoint Communications,
   Inc.
   Term Loan B
   7.13%, 02/08/12              (d)         B1         1,000,000       1,001,875
                                                                   -------------
Global Tel*Link
   Syn LOC
   5.25%, 02/14/13              (d)         B2            24,797          24,982
                                                                   -------------
   Syn LOC
   0.00%, 02/14/13              (d)(g)      B1            99,189          99,932
                                                                   -------------
   Term Loan
   8.85%, 02/14/13              (d)         B2           295,336         297,551
                                                                   -------------
   Term Loan
   0.00%, 02/14/13              (d)(g)      B1           148,784         149,900
                                                                   -------------
Idearc, Inc.
   Term Loan B
   7.35%, 11/17/14              (d)         Ba2        3,830,400       3,857,458
                                                                   -------------
MetroPCS Communications, Inc.
   Term Loan B
   7.63%, 11/03/13              (d)(f)      B1         1,098,766       1,107,419
                                                                   -------------
   Term Loan B
   7.63%, 11/03/13              (d)         B1         3,038,456       3,062,384
                                                                   -------------
NuVox, Inc.
   Term Loan
   12.25%, 05/12/12             (d)(f)      B2         1,735,725       1,753,082
                                                                   -------------

AIM FLOATING RATE FUND

                                            MOODY'S
                                             RATING    PRINCIPAL
                                              (A)       AMOUNT         VALUE
                                            -------   ----------   -------------
WIRELESS TELECOMMUNICATION
   SERVICES - (CONTINUED)
US TelePacific Communications
   First Lien Term Loan
   9.35%, 08/04/11              (d)         B1        $  620,937   $    627,147
                                                                   -------------
   Second Lien Term Loan
   13.60%, 08/04/12             (d)         B1            58,651          59,824
                                                                   -------------
                                                                      23,615,596
                                                                   -------------
Total Senior Secured Floating
   Rate Interests
   (Cost $360,833,702)                                               357,356,170
                                                                   -------------
FLOATING RATE NOTES - 2.82%
DRUG RETAIL - 0.04%
General Nutrition
   Sr. Floating Rate Notes
   9.80%, 03/15/14
   (Acquired 03/07/07;
   Cost $128,727)               (b)(d)(i)   Caa1         130,000         130,325
                                                                   -------------
INDUSTRIAL MACHINERY - 0.63%
Rexnord Corp.
   Sr. Unsec. Term Loan
   11.60%, 03/02/13             (d)(i)      Ba2        2,000,000       2,013,750
                                                                   -------------
INSURANCE BROKERS - 0.01%
USI Holdings
   Sr. Floating Rate Notes
   9.23%, 11/15/14
   (Acquired 04/26/07;
   Cost $36,000)                (d)(i)(j)   B3            36,000          36,540
                                                                   -------------
INTEGRATED TELECOMMUNICATION
   SERVICES - 0.77%
Qwest Corp.
   Sr. Unsec. Floating Rate
   Global Notes, 8.60%,
   06/15/13                     (d)(i)      Ba1        2,250,000       2,463,750
                                                                   -------------
METAL & GLASS CONTAINERS -
   0.41%
Berry Plastics Holding Corp.
   Sr. Sec. Gtd. Sub.
   Floating Rate Notes,
   9.24%, 09/15/14              (d)(i)      B2         1,251,000       1,282,275
                                                                   -------------
OIL & GAS EXPLORATION - 0.02%
Energy Partners, Ltd.
   Sr. Floating Rate Notes
   10.48%, 04/15/13
   (Acquired 04/18/07;
   Cost $60,000)                (d)(i)(j)   Caa1          60,000          61,500
                                                                   -------------
PAPER PACKAGING - 0.11%
Verso Paper Holdings, LLC
   Sr. Sec. Floating Rate
   Notes,
   9.11%, 08/01/14
   (Acquired 07/28/06;
   Cost $130,190)               (d)(i)(j)   B2           325,000         335,156
                                                                   -------------
PRECIOUS METALS & MINERALS -
   0.22%
Freeport-McMoran Copper &
   Gold Corp.
   Sr. Unsec. Unsub. Conv.
   Notes,
   7.00%, 02/11/11
   (Acquired 03/14/07-
   03/15/07; Cost $681,904)     (d)(i)(j)   --           675,000         712,125
                                                                   -------------
SPECIALTY STORES - 0.61%
Linens 'n Things, Inc.
   Sr. Sec. Gtd. Floating
   Rate Global Notes,
   10.98%, 01/15/14             (d)(i)      B3         2,260,000       1,940,775
                                                                   -------------
Total Floating Rate Notes
   (Cost $4,678,774)                                                   8,976,196
                                                                   -------------

AIM FLOATING RATE FUND

                                                        SHARES         VALUE
                                                      ----------   -------------
DOMESTIC COMMON STOCKS -
   0.77%
ENVIRONMENTAL & FACILITIES
   SERVICES - 0.77%
Safety-Kleen Holdco, Inc.
   (Acquired 12/24/03; Cost
   $2,062,077)                  (f)(j)(k)                102,803   $ 2,467,272.0
                                                                   -------------
MONEY MARKET FUNDS-2.04%
Liquid Assets Portfolio-
   Institutional Class          (l)                    3,253,808       3,253,808
                                                                   -------------
Premier Portfolio-
   Institutional Class          (l)                    3,253,808       3,253,808
                                                                   -------------
Total Money Market Funds
   (Cost $6,507,616)                                                   6,507,616
                                                                   -------------
TOTAL INVESTMENTS - 117.68%
   (Cost $374,082,169)                                               375,307,254
                                                                   -------------
OTHER ASSETS LESS LIABILITIES
   - (17.68)%                                                        (56,384,852)
                                                                   -------------
NET ASSETS - 100.00%                                               $ 318,922,402
                                                                   -------------

Abbreviations:

Conv.   - Convertible
DIP     - Debtor-in-possession
LOC     - Letter of Credit
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Syn LOC - Synthetic Letter of Credit
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a)  Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2007 was $361,407,817, which represented 113.32% of the Fund's Net Assets. See
     Note 1A.

(e) This floating rate interest will settle after May 31, 2007, at which time the interest rate will be determined.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2007 was $30,908,847, which represented 9.69% of the Fund's Net Assets.

(g) All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(h) Securities fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at May 31, 2007 was $4,924,549 which represented 1.54% of the Fund's Net Assets. See Note 1A.

(i) Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2007 was $3,742,918, which represented 1.17% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(k)  Acquired as a part of a bankruptcy restructuring.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM Floating Rate Fund
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E. INTERMEDIATE PARTICIPANTS - The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

AIM Floating Rate Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE        PURCHASES       PROCEEDS        VALUE     DIVIDEND
FUND                          12/31/06       AT COST       FROM SALES     05/31/07     INCOME
----                        -----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class      $17,084,220   $ 61,882,339   $ (75,712,751)  $3,253,808   $390,844

Premier Portfolio-
   Institutional Class       17,084,220     61,882,339     (75,712,751)   3,253,808    389,501
                            -----------   ------------   -------------   ----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $34,168,440   $123,764,678   $(151,425,502)  $6,507,616   $780,345
                            ===========   ============   =============   ==========   ========

NOTE 3 -- UNFUNDED LOAN COMMITMENTS

As of May 31, 2007, the Fund had unfunded loan commitments of $5,416,236, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                         UNFUNDED
BORROWER                                               COMMITMENTS
--------                                               -----------
Advanced Food                   Delay Draw Term Loan    $  334,167
American Cellular               Delay Draw Term Loan       128,902
AMF Bowling Worldwide, Inc.     Revolver Loan              492,500
Alliance Gaming Corp.           Term Loan                2,182,500
Boise Cascade Holdings, LLC     Delay Draw Term Loan       930,083
Global Tel*Link                 Syn LOC                     99,932
Global Tel*Link                 Term Loan                  149,900
Greektown Holdings, LLC         Delay Draw Term Loan        28,131
Nuance Communications, Inc.     Revolving Loan             114,799
Seminole Gaming                 Term Loan B1                66,775
US Shipping LLC                 Delay Draw Term Loan        43,755
Univision Communications Inc.   Delay Draw Term Loan       447,466
Valassis Communications         Delay Draw Term Loan       397,326
                                                        ----------
                                                        $5,416,236
                                                        ==========

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2007 was $389,374,106 and $225,584,521, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $2,045,054
Aggregate unrealized (depreciation) of investment securities     (819,969)
                                                               ----------
Net unrealized appreciation of investment securities           $1,225,085
                                                               ==========

Cost of investments is the same for tax and financial statement purposes.

                              AIM Multi-Sector Fund

             Quarterly Schedule of Portfolio Holdings - May 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-MSE-QTR-1 5/07   A I M Advisors, Inc.

AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS-84.31%
ADVERTISING-1.89%
Omnicom Group Inc.                                        152,595   $ 16,068,254
                                                                    ------------
APPAREL RETAIL-0.65%
Abercrombie & Fitch Co. -Class A                           67,057      5,542,261
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.07%
Polo Ralph Lauren Corp.                                    93,170      9,086,870
                                                                    ------------
APPLICATION SOFTWARE-2.17%
Adobe Systems Inc. (a)                                    232,471     10,247,322
Amdocs Ltd. (a)                                           210,031      8,163,905
                                                                    ------------
                                                                      18,411,227
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.92%
Bank of New York Co., Inc. (The)                          168,200      6,822,192
Federated Investors, Inc. -Class B                        163,547      6,368,520
State Street Corp.                                         45,600      3,113,112
                                                                    ------------
                                                                      16,303,824
                                                                    ------------
BIOTECHNOLOGY-4.15%
Amgen Inc. (a)                                            128,440      7,235,025
BioMarin Pharmaceutical Inc. (a)                          177,404      3,164,887
Celgene Corp. (a)                                          99,795      6,111,446
Genzyme Corp. (a)                                          76,185      4,915,456
Gilead Sciences, Inc. (a)                                  81,692      6,761,647
United Therapeutics Corp. (a)                              55,975      3,693,790
ZymoGenetics, Inc. (a)                                    205,996      3,376,275
                                                                    ------------
                                                                      35,258,526
                                                                    ------------
BROADCASTING & CABLE TV-2.40%
Cablevision Systems Corp. -Class A (a)                    212,453      7,688,674
Clear Channel Communications, Inc.                        113,301      4,350,759
Comcast Corp. -Class A (a)                                303,488      8,318,606
                                                                    ------------
                                                                      20,358,039
                                                                    ------------
CASINOS & GAMING-2.24%
Harrah's Entertainment, Inc.                              153,480     13,114,866
MGM MIRAGE (a)                                             74,114      5,894,286
                                                                    ------------
                                                                      19,009,152
                                                                    ------------
COMMUNICATIONS EQUIPMENT-2.01%
Cisco Systems, Inc. (a)                                   376,577     10,137,453
F5 Networks, Inc. (a)                                      85,015      6,908,319
                                                                    ------------
                                                                      17,045,772
                                                                    ------------
COMPUTER HARDWARE-2.33%
Apple, Inc. (a)                                            99,224     12,061,670
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMPUTER HARDWARE-(CONTINUED)
Hewlett-Packard Co.                                       169,413   $  7,743,868
                                                                    ------------
                                                                      19,805,538
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS-1.61%
EMC Corp. (a)                                             486,855      8,222,981
Network Appliance, Inc. (a)                               168,321      5,418,253
                                                                    ------------
                                                                      13,641,234
                                                                    ------------
CONSUMER FINANCE-1.18%
Capital One Financial Corp.                               126,117     10,061,614
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-0.89%
VeriFone Holdings, Inc. (a)                               217,251      7,523,402
                                                                    ------------
DIVERSIFIED BANKS-1.22%
U.S. Bancorp                                              133,893      4,630,020
Wachovia Corp.                                            106,086      5,748,800
                                                                    ------------
                                                                      10,378,820
                                                                    ------------
FOOTWEAR-1.06%
Crocs, Inc. (a)                                           111,115      9,040,316
                                                                    ------------
GAS UTILITIES-1.21%
Questar Corp.                                              95,000     10,260,950
                                                                    ------------
HEALTH CARE EQUIPMENT-1.55%
Medtronic, Inc.                                           115,149      6,122,472
Respironics, Inc. (a)                                     159,119      7,025,104
                                                                    ------------
                                                                      13,147,576
                                                                    ------------
HEALTH CARE SERVICES-1.57%
DaVita, Inc. (a)                                          120,160      6,636,437
Express Scripts, Inc. (a)                                  65,595      6,697,249
                                                                    ------------
                                                                      13,333,686
                                                                    ------------
HOME IMPROVEMENT RETAIL-0.62%
Home Depot, Inc. (The)                                    135,195      5,255,030
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-3.94%
Carnival Corp. (b)                                        128,190      6,465,904
Hilton Hotels Corp.                                       300,836     10,694,720
Marriott International, Inc. -Class A                     123,845      5,703,062
Starwood Hotels & Resorts Worldwide, Inc.                 147,302     10,616,055
                                                                    ------------
                                                                      33,479,741
                                                                    ------------

AIM MULTI-SECTOR FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
INSURANCE BROKERS-1.94%
Aon Corp.                                                 116,800   $  5,013,056
Marsh & McLennan Cos., Inc.                               258,087      8,472,996
National Financial Partners Corp.                          64,108      3,002,178
                                                                    ------------
                                                                      16,488,230
                                                                    ------------
INTEGRATED OIL & GAS-3.19%
Exxon Mobil Corp.                                          80,000      6,653,600
Murphy Oil Corp.                                          160,000      9,440,000
Occidental Petroleum Corp.                                200,000     10,994,000
                                                                    ------------
                                                                      27,087,600
                                                                    ------------
INTERNET SOFTWARE & SERVICES-2.49%
Digital River, Inc. (a)                                   141,908      7,296,909
Google Inc. -Class A (a)                                   16,746      8,335,322
Yahoo! Inc. (a)                                           191,849      5,506,066
                                                                    ------------
                                                                      21,138,297
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-1.45%
Merrill Lynch & Co., Inc.                                  79,100      7,334,943
Morgan Stanley                                             58,500      4,974,840
                                                                    ------------
                                                                      12,309,783
                                                                    ------------
IT CONSULTING & OTHER SERVICES-1.29%
Accenture Ltd. -Class A                                   268,664     10,999,104
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES-3.34%
Applera Corp.-Applied Biosystems Group                    155,770      4,422,310
Invitrogen Corp. (a)                                      102,064      7,393,516
Millipore Corp. (a)                                        75,463      5,642,369
Pharmaceutical Product Development, Inc.                  187,847      6,856,416
Thermo Fisher Scientific, Inc. (a)                         74,904      4,089,758
                                                                    ------------
                                                                      28,404,369
                                                                    ------------
MANAGED HEALTH CARE-1.20%
Health Net Inc. (a)                                        92,547      5,282,583
UnitedHealth Group Inc.                                    89,221      4,886,634
                                                                    ------------
                                                                      10,169,217
                                                                    ------------
MOVIES & ENTERTAINMENT-3.45%
News Corp. -Class A                                       674,495     14,899,594
ime Warner Inc.                                          315,840       6,749,501
Walt Disney Co. (The)                                     216,477      7,671,945
                                                                    ------------
                                                                      29,321,040
                                                                    ------------
MULTI-LINE INSURANCE-0.56%
Hartford Financial Services Group, Inc. (The)              45,900      4,735,503
                                                                    ------------
OIL & GAS DRILLING-2.11%
Hercules Offshore, Inc. (a)                               275,000      9,605,750
Transocean Inc. (a)                                        85,000      8,350,400
                                                                    ------------
                                                                      17,956,150
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------    -----------
OIL & GAS EQUIPMENT & SERVICES-5.45%
Baker Hughes Inc.                                         116,000   $  9,567,680
Cameron International Corp. (a)                           120,000      8,508,000
Grant Prideco, Inc. (a)                                   160,000      9,086,400
National-Oilwell Varco Inc. (a)                           105,000      9,917,250
Weatherford International Ltd. (a)                        170,000      9,237,800
                                                                    ------------
                                                                      46,317,130
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-5.15%
Apache Corp.                                               95,000      7,671,250
Bill Barrett Corp. (a)                                    230,000      8,691,700
Devon Energy Corp.                                         85,000      6,526,300
Plains Exploration & Production Co. (a)                   200,000     10,584,000
Southwestern Energy Co. (a)                               215,000     10,234,000
                                                                    ------------
                                                                      43,707,250
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-0.90%
Williams Cos., Inc. (The)                                 240,000      7,622,400
OTHER DIVERSIFIED FINANCIAL SERVICES-3.08%
Bank of America Corp.                                      77,482      3,929,112
Citigroup Inc.                                            233,069     12,699,930
JPMorgan Chase & Co.                                      183,776      9,525,110
                                                                    ------------
                                                                      26,154,152
                                                                    ------------
PHARMACEUTICALS-0.52%
Johnson & Johnson                                          70,308      4,448,387
PROPERTY & CASUALTY INSURANCE-1.44%
ACE Ltd.                                                   99,000      6,095,430
MBIA Inc.                                                  92,400      6,149,220
                                                                    ------------
                                                                      12,244,650
                                                                    ------------
REGIONAL BANKS-1.99%
Fifth Third Bancorp                                       186,466      7,898,700
Popular, Inc.                                             232,500      4,001,325
SunTrust Banks, Inc.                                       41,900      3,741,251
Zions Bancorp.                                             15,700      1,263,222
                                                                    ------------
                                                                      16,904,498
                                                                    ------------
SEMICONDUCTORS-4.02%
Broadcom Corp. -Class A (a)                               193,441      5,911,557
Integrated Device Technology, Inc. (a)                    392,335      5,888,948
Intersil Corp. -Class A                                   257,039      7,736,874
National Semiconductor Corp.                              264,012      7,107,203
Texas Instruments Inc.                                    212,338      7,508,272
                                                                    ------------
                                                                      34,152,854
                                                                    ------------
SPECIALIZED CONSUMER SERVICES-0.86%
H&R Block, Inc.                                           307,633      7,287,826
                                                                    ------------
SPECIALTY STORES-0.62%
PetSmart, Inc.                                            155,050      5,305,811
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND

                                                         SHARES         VALUE
                                                       ----------    -----------
SYSTEMS SOFTWARE-1.26%
Microsoft Corp.                                           218,894   $  6,713,479
Sybase, Inc. (a)                                          164,129      3,948,944
                                                                    ------------
                                                                      10,662,423
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-2.32%
Fannie Mae                                                175,500     11,217,960
Freddie Mac                                                57,700      3,853,783
Hudson City Bancorp, Inc.                                 349,400      4,608,586
                                                                    ------------
                                                                      19,680,329
                                                                    ------------
   Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $591,279,410)                                            716,108,835
                                                                    ------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-10.95%
BELGIUM-0.78%
Groupe Bruxelles Lambert S.A.
   (Multi-Sector Holdings) (c)                             52,252      6,632,958
                                                                    ------------
BRAZIL-1.08%
Petroleo Brasileiro S.A. -ADR
   (Integrated Oil & Gas)                                  85,000      9,193,600
                                                                    ------------
CANADA-1.78%
MDS Inc. (Life Sciences Tools & Services)                 317,550      6,446,314
                                                                    ------------
Talisman Energy Inc.
   (Oil & Gas Exploration & Production)                   430,000      8,707,500
                                                                    ------------
                                                                      15,153,814
                                                                    ------------
FRANCE-2.53%
Accor S.A. (Hotels, Resorts & Cruise Lines)                65,167      6,059,942
                                                                    ------------
Sanofi-Aventis -ADR
   (Pharmaceuticals)                                      132,726      6,384,120
                                                                    ------------
Total S.A. -ADR (Integrated Oil & Gas)                    120,000      9,054,000
                                                                    ------------
                                                                      21,498,062
                                                                    ------------
SWITZERLAND-2.74%
Novartis A.G. -ADR (Pharmaceuticals)                      131,247      7,373,457
                                                                    ------------
Roche Holding A.G. (Pharmaceuticals) (c)                   40,692      7,462,819
                                                                    ------------
STMicroelectronics N.V. -New York Shares
   (Semiconductors)                                       438,746      8,459,023
                                                                    ------------
                                                                      23,295,299
                                                                    ------------
UNITED KINGDOM-2.04%
Diageo PLC (Distillers & Vintners)                        268,240      5,720,544
Smith & Nephew PLC (Health Care Equipment)                486,392      5,971,400
WPP Group PLC (Advertising) (c)                           377,432      5,595,944
                                                                    ------------
                                                                      17,287,888
                                                                    ------------
   Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $77,310,129)                                              93,061,621
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------    -----------
MONEY MARKET FUNDS-4.58%
Liquid Assets Portfolio -Institutional Class (d)       19,437,472   $ 19,437,472
Premier Portfolio -Institutional Class (d)             19,437,473     19,437,473
                                                                    ------------
   Total Money Market Funds
      (Cost $38,874,945)                                              38,874,945
                                                                    ------------
TOTAL INVESTMENTS-99.84%
   (Cost $707,464,484)                                               848,045,401
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.16%                                    1,327,787
                                                                    ------------
NET ASSETS-100.00%                                                  $849,373,188
                                                                    ============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at May 31, 2007 was $19,691,721, which represented 2.32% of the Fund's Net Assets. See Note 1A.Each unit represents one common share and one trust share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Multi-Sector Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

     AIM Multi-Sector Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign

     AIM Multi-Sector Fund
          withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     F. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended May 31, 2007.


                                                                         CHANGE IN
                                                                        UNREALIZED                                REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                       08/31/06        COST           SALES       (DEPRECIATION)     05/31/07      INCOME      (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $13,412,206   $151,912,548   $(145,887,282)        $--        $19,437,472   $  733,415      $--
                         -----------   ------------   -------------         ---        -----------   ----------      ---
Premier
   Portfolio-
   Institutional Class    13,412,206    151,912,548    (145,887,281)         --         19,437,473      727,364       --
                         ===========   ============   =============         ===        ===========   ==========      ===
TOTAL INVESTMENTS IN
   AFFILIATES            $26,824,412   $303,825,096   $(291,774,563)        $--        $38,874,945   $1,460,779      $--
                         ===========   ============   =============         ===        ===========   ==========      ===

     AIM Multi-Sector Fund

     NOTE 3 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2007 was $422,208,043 and $246,264,564, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $143,133,897
Aggregate unrealized (depreciation) of investment securities     (3,770,488)
                                                               ------------
Net unrealized appreciation of investment securities           $139,363,409
                                                               ============

Cost of investments for tax purposes is $708,681,992.

                            AIM STRUCTURED CORE FUND
             Quarterly Schedule of Portfolio Holdings - May 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SCOR-QTR-1 5/07   A I M Advisors, Inc.

AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-98.81%
ADVERTISING-0.21%
Omnicom Group Inc.                                              100   $   10,530
                                                                      ----------
AEROSPACE & DEFENSE-2.96%
Boeing Co. (The)                                                200       20,118
Honeywell International Inc.                                    500       28,955
Lockheed Martin Corp.                                           850       83,385
United Technologies Corp.                                       250       17,637
                                                                      ----------
                                                                         150,095
                                                                      ----------
APPAREL RETAIL-0.66%
American Eagle Outfitters, Inc.                               1,250       33,750
                                                                      ----------
APPLICATION SOFTWARE-0.30%
Compuware Corp. (a)                                             550        6,248
Intuit Inc. (a)                                                 300        9,150
                                                                      ----------
                                                                          15,398
                                                                      ----------
AUTOMOBILE MANUFACTURERS-1.51%
General Motors Corp.                                          2,550       76,475
                                                                      ----------
AUTOMOTIVE RETAIL-0.13%
AutoZone, Inc. (a)                                               50        6,432
                                                                      ----------
BIOTECHNOLOGY-0.57%
Biogen Idec Inc. (a)                                            550       28,721
                                                                      ----------
BROADCASTING & CABLE TV-0.16%
CBS Corp. -Class B                                              250        8,315
                                                                      ----------
COMMUNICATIONS EQUIPMENT-3.35%
Cisco Systems, Inc. (a)                                       4,800      129,216
Juniper Networks, Inc. (a)                                      650       15,866
Research In Motion Ltd. (Canada)(a)                             150       24,912
                                                                      ----------
                                                                         169,994
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL-1.61%
RadioShack Corp.                                              2,400       81,936
                                                                      ----------
COMPUTER HARDWARE-6.27%
Apple Inc. (a)                                                1,100      133,716
Hewlett-Packard Co.                                           2,750      125,702
International Business Machines Corp.                           550       58,630
                                                                      ----------
                                                                         318,048
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS-0.89%
Lexmark International, Inc. -Class A (a)                        800       41,544
QLogic Corp. (a)                                                200        3,412
                                                                      ----------
                                                                          44,956
                                                                      ----------

                                                             SHARES      VALUE
                                                             ------   ----------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.84%
Terex Corp. (a)                                                 500   $   42,385
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES-0.75%
Broadridge Finanical Solutions Inc. (a)                         350        7,084
Convergys Corp. (a)                                             200        5,148
Electronic Data Systems Corp.                                   900       25,929
                                                                      ----------
                                                                          38,161
                                                                      ----------
DEPARTMENT STORES-3.42%
J.C. Penney Co., Inc.                                         1,000       80,480
Kohl's Corp. (a)                                              1,100       82,852
Nordstrom, Inc.                                                 200       10,386
                                                                      ----------
                                                                         173,718
                                                                      ----------
DIVERSIFIED CHEMICALS-0.15%
E. I. du Pont de Nemours and Co.                                150        7,848
                                                                      ----------
DIVERSIFIED METALS & MINING-0.70%
Southern Copper Corp. (Peru)                                    400       35,472
                                                                      ----------
ELECTRIC UTILITIES-0.38%
American Electric Power Co., Inc.                               400       19,052
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT-1.58%
Emerson Electric Co.                                          1,650       79,943
                                                                      ----------
FOOD RETAIL-1.74%
Kroger Co. (The)                                              2,350       71,252
Safeway Inc.                                                    500       17,240
                                                                      ----------
                                                                          88,492
                                                                      ----------
GENERAL MERCHANDISE STORES-1.02%
Big Lots, Inc. (a)                                            1,650       51,975
                                                                      ----------
HEALTH CARE DISTRIBUTORS-1.62%
AmerisourceBergen Corp.                                       1,300       66,586
McKesson Corp.                                                  250       15,782
                                                                      ----------
                                                                          82,368
                                                                      ----------
HEALTH CARE SERVICES-0.08%
Laboratory Corp. of America Holdings (a)                         50        3,937
                                                                      ----------
HOMEBUILDING-0.16%
NVR, Inc. (a)                                                    10        7,970
                                                                      ----------
HOUSEWARES & SPECIALTIES-0.34%
Newell Rubbermaid Inc.                                          550       17,468
                                                                      ----------
INDUSTRIAL CONGLOMERATES-3.17%
3M Co.                                                          100        8,796
                                                                      ----------

AIM STRUCTURED CORE FUND

                                                             SHARES      VALUE
                                                             ------   ----------
INDUSTRIAL CONGLOMERATES-(CONTINUED)
General Electric Co.                                          2,100   $   78,918
Tyco International Ltd.                                       2,200       73,392
                                                                      ----------
                                                                         161,106
                                                                      ----------
INDUSTRIAL MACHINERY-1.33%
Illinois Tool Works Inc.                                      1,200       63,264
SPX Corp.                                                        50        4,394
                                                                      ----------
                                                                          67,658
                                                                      ----------
INDUSTRIAL REIT'S-0.45%
ProLogis                                                        350       22,631
                                                                      ----------
INTEGRATED OIL & GAS-7.63%
Chevron Corp.                                                   600       48,894
Exxon Mobil Corp.                                             3,100      257,827
Marathon Oil Corp.                                              650       80,476
                                                                      ----------
                                                                         387,197
                                                                      ----------

INTEGRATED TELECOMMUNICATION SERVICES-3.32%
AT&T Inc.                                                       700       28,938
Qwest Communications International Inc. (a)                   9,100       93,639
Verizon Communications Inc.                                   1,050       45,706
                                                                      ----------
                                                                         168,283
                                                                      ----------
INTERNET RETAIL-0.48%
IAC/InterActiveCorp (a)                                         700       24,220
                                                                      ----------
INVESTMENT BANKING & BROKERAGE-5.90%
Goldman Sachs Group, Inc. (The)                                 500      115,410
Lehman Brothers Holdings Inc.                                    50        3,669
Merrill Lynch & Co., Inc.                                       800       74,184
Morgan Stanley                                                1,250      106,300
                                                                      ----------
                                                                         299,563
                                                                      ----------
INVESTMENT COMPANIES - EXCHANGE TRADED
   FUNDS-0.91%
S&P 500 Depositary Receipts Trust -Series 1                     300       45,996
                                                                      ----------
LEISURE PRODUCTS-1.44%
Hasbro, Inc.                                                    100        3,215
Mattel, Inc.                                                  2,500       70,025
                                                                      ----------
                                                                          73,240
                                                                      ----------
LIFE SCIENCES TOOLS & SERVICES-0.22%
Applera Corp.-Applied Biosystems Group                          400       11,356
                                                                      ----------
METAL & GLASS CONTAINERS-0.10%
Pactiv Corp. (a)                                                150        5,096
                                                                      ----------
MOTORCYCLE MANUFACTURERS-0.72%
Harley-Davidson, Inc.                                           600       36,654
                                                                      ----------
MULTI-LINE INSURANCE-3.69%
American International Group, Inc.                            1,850      133,829
                                                                      ----------

                                                             SHARES      VALUE
                                                             ------   ----------
MULTI-LINE INSURANCE-(CONTINUED)
Loews Corp.                                                   1,050   $   53,581
                                                                      ----------
                                                                         187,410
                                                                      ----------
MULTI-UTILITIES-2.02%
PG&E Corp.                                                    1,550       76,353
Xcel Energy, Inc.                                             1,150       26,392
                                                                      ----------
                                                                         102,745
                                                                      ----------
OFFICE ELECTRONICS-0.24%
Xerox Corp. (a)                                                 650       12,266
                                                                      ----------
OFFICE REIT'S-0.04%
Duke Realty Corp.                                                50        2,006
                                                                      ----------
OFFICE SERVICES & SUPPLIES-0.06%
Avery Dennison Corp.                                             50        3,264
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION-1.00%
Devon Energy Corp.                                              300       23,034
Encana Corp  (Canada)(a)                                        450       27,630
                                                                      ----------
                                                                          50,664
                                                                      ----------
OIL & GAS REFINING & MARKETING-1.22%
Tesoro Corp.                                                  1,000       61,880
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES-8.22%
Bank of America Corp.                                         2,300      116,633
Citigroup Inc.                                                3,000      163,470
JPMorgan Chase & Co.                                          2,650      137,349
                                                                      ----------
                                                                         417,452
                                                                      ----------
PHARMACEUTICALS-7.65%
Forest Laboratories, Inc. (a)                                 1,550       78,601
King Pharmaceuticals, Inc. (a)                                1,850       39,294
Merck & Co. Inc.                                              2,400      125,880
Pfizer Inc.                                                   5,250      144,322
                                                                      ----------
                                                                         388,097
                                                                      ----------
PROPERTY & CASUALTY INSURANCE-1.28%
ACE Ltd.                                                        100        6,157
Allstate Corp. (The)                                            600       36,900
Travelers Cos., Inc. (The)                                      400       21,668
                                                                      ----------
                                                                          64,725
                                                                      ----------
RESIDENTIAL REIT'S-0.90%
AvalonBay Communities, Inc.                                     350       45,637
                                                                      ----------
RETAIL REIT'S-0.59%
Kimco Realty Corp.                                              650       30,089
                                                                      ----------
SEMICONDUCTOR EQUIPMENT-0.96%
MEMC Electronic Materials, Inc. (a)                             800       48,624
                                                                      ----------
SEMICONDUCTORS-0.72%
NVIDIA Corp. (a)                                              1,050       36,404
                                                                      ----------
SOFT DRINKS-3.25%
Coca-Cola Co. (The)                                           2,150      113,928
                                                                      ----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND

                                                             SHARES      VALUE
                                                             ------   ----------
SOFT DRINKS-(CONTINUED)
PepsiCo, Inc.                                                   750   $   51,248
                                                                      ----------
                                                                         165,176
                                                                      ----------
STEEL-2.29%
Nucor Corp.                                                     550       37,147
United States Steel Corp.                                       700       79,212
                                                                      ----------
                                                                         116,359
                                                                      ----------
SYSTEMS SOFTWARE-4.12%
BMC Software, Inc. (a)                                        1,050       34,797
McAfee Inc. (a)                                                 600       22,056
Microsoft Corp.                                               3,950      121,146
Oracle Corp. (a)                                              1,600       31,008
                                                                      ----------
                                                                         209,007
                                                                      ----------
THRIFTS & MORTGAGE FINANCE-0.77%
Fannie Mae                                                      350       22,372
Freddie Mac                                                     250       16,698
                                                                      ----------
                                                                          39,070
                                                                      ----------
TOBACCO-2.72%
Altria Group, Inc.                                            1,400       99,540
Loews Corp - Carolina Group                                     150       11,662
UST Inc.                                                        500       26,695
                                                                      ----------
                                                                         137,897
                                                                      ----------
   Total Common Stocks & Other Equity Interests
   (Cost $4,331,388)                                                   5,015,211
                                                                      ----------
MONEY MARKET FUNDS-1.57%
Liquid Assets Portfolio-Institutional Class (b)              39,943       39,943
Premier Portfolio-Institutional Class (b)                    39,943       39,943
                                                                      ----------
   Total Money Market Funds
      (Cost $79,886)                                                      79,886
                                                                      ----------
TOTAL INVESTMENTS-100.38%
   (Cost $4,411,274)                                                   5,095,097
                                                                      ----------
OTHER ASSETS LESS LIABILITIES-(0.38)%                                    (19,193)
                                                                      ----------
NET ASSETS-100.00%                                                    $5,075,904
                                                                      ----------

Investment Abbreviations:

REIT --Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Core Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Structured Core Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Structured Core Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended May 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                      08/31/06         COST           SALES       (DEPRECIATION)     05/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional
   Class                     $--         $283,569       $(243,626)         $ --          $39,943      $  625        $--
                             ---         --------       ---------           ---          -------      ------        ---
Premier
   Portfolio-
   Institutional
   Class                      --          283,569        (243,626)           --           39,943         621         --
                             ---         --------       ---------           ---          -------      ------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES          $--         $567,138       $(487,252)          $--          $79,886      $1,246        $--
                             ===         ========       =========           ===          =======      ======        ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2007 was $3,363,491 and $2,453,617, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $713,397
Aggregate unrealized (depreciation) of investment securities    (30,003)
                                                               --------
Net unrealized appreciation of investment securities           $683,394
                                                               ========

Cost of investments for tax purposes is $4,411,703.

                           AIM STRUCTURED GROWTH FUND
             Quarterly Schedule of Portfolio Holdings - May 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SGRO-QTR-1 5/07   A I M Advisors, Inc.

AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    SHARES             VALUE
                                                -------------     --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.82%
AEROSPACE & DEFENSE-6.13%
Boeing Co. (The)                                       15,400     $    1,549,086
Honeywell International Inc.                           65,400          3,787,314
Lockheed Martin Corp.                                  56,600          5,552,460
                                                                  --------------
                                                                      10,888,860
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.94%
United Parcel Service, Inc. -Class B                   23,100          1,662,507
                                                                  --------------
AIRLINES-2.75%
Continental Airlines, Inc.-Class B (a)                121,700          4,888,689
                                                                  --------------
APPAREL RETAIL-2.84%
Aeropostale, Inc. (a)                                  32,100          1,486,230
American Eagle Outfitters, Inc.                       131,700          3,555,900
                                                                  --------------
                                                                       5,042,130
                                                                  --------------
APPLICATION SOFTWARE-0.08%
Mentor Graphics Corp. (a)                              10,200            145,452
                                                                  --------------
AUTOMOBILE MANUFACTURERS-0.63%
General Motors Corp.                                   37,200          1,115,628
                                                                  --------------
BIOTECHNOLOGY-0.84%
Biogen Idec Inc. (a)                                   28,700          1,498,714
                                                                  --------------
BROADCASTING & CABLE TV-0.38%
Comcast Corp. -Class A (a)                             24,600            674,286
                                                                  --------------
COMMUNICATIONS EQUIPMENT-5.10%
Cisco Systems, Inc. (a)                               318,700          8,579,404
Juniper Networks, Inc. (a)                             20,100            490,641
                                                                  --------------
                                                                       9,070,045
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-2.07%
RadioShack Corp.                                      107,500          3,670,050
                                                                  --------------
COMPUTER HARDWARE-10.32%
Apple Inc. (a)                                         69,700          8,472,732
Hewlett-Packard Co.                                   151,900          6,943,349
International Business Machines Corp.                  27,400          2,920,840
                                                                  --------------
                                                                      18,336,921
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.91%
Emulex Corp. (a)                                       33,900            752,241
Lexmark International, Inc. -Class A (a)               50,800          2,638,044
                                                                  --------------
                                                                       3,390,285
                                                                  --------------

                                                    SHARES             VALUE
                                                -------------     --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.65%
AGCO Corp. (a)                                         18,700     $      809,336
Terex Corp. (a)                                         4,000            339,080
                                                                  --------------
                                                                       1,148,416
                                                                  --------------
CONSUMER FINANCE-0.51%
First Marblehead Corp. (The)                           24,100            897,966
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.31%
Broadridge Finanical Solutions Inc. (a)                28,500            576,840
CSG Systems International, Inc. (a)                    10,100            280,780
Electronic Data Systems Corp.                          35,200          1,014,112
MasterCard, Inc. -Class A                              14,900          2,228,295
                                                                  --------------
                                                                       4,100,027
                                                                  --------------
DEPARTMENT STORES-4.56%
J.C. Penney Co., Inc.                                  62,300          5,013,904
Kohl's Corp. (a)                                       41,000          3,088,120
                                                                  --------------
                                                                       8,102,024
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.18%
Emerson Electric Co.                                   79,800          3,866,310
                                                                  --------------
FOOD RETAIL-0.24%
Safeway Inc.                                           12,600            434,448
                                                                  --------------
GENERAL MERCHANDISE STORES-0.80%
Big Lots, Inc. (a)                                     45,000          1,417,500
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.91%
AmerisourceBergen Corp.                                42,400          2,171,728
McKesson Corp.                                         19,300          1,218,409
                                                                  --------------
                                                                       3,390,137
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.35%
Hlth Corp. (a)                                         41,500            626,235
                                                                  --------------
HOME FURNISHINGS-0.57%
Tempur-Pedic International Inc.                        39,600          1,004,256
                                                                  --------------
INDUSTRIAL CONGLOMERATES-3.53%
General Electric Co.                                  167,000          6,275,860
                                                                  --------------
INTEGRATED OIL & GAS-0.28%
Exxon Mobil Corp.                                       5,900            490,703
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.83%
Qwest Communications International Inc. (a)           144,200          1,483,818
                                                                  --------------

AIM STRUCTURED GROWTH FUND

                                                    SHARES             VALUE
                                                -------------     --------------
INTERNET RETAIL-0.14%
IAC/InterActiveCorp (a)                                 7,000     $      242,200
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-5.52%
Goldman Sachs Group, Inc. (The)                        18,600          4,293,252
Morgan Stanley                                         64,900          5,519,096
                                                                  --------------
                                                                       9,812,348
                                                                  --------------
LEISURE PRODUCTS-0.65%
Mattel, Inc.                                           41,400          1,159,614
                                                                  --------------
MANAGED HEALTH CARE-2.09%
Magellan Health Services, Inc. (a)                      8,300            371,840
WellCare Health Plans Inc. (a)                         36,300          3,341,052
                                                                  --------------
                                                                       3,712,892
                                                                  --------------
MOTORCYCLE MANUFACTURERS-0.46%
Harley-Davidson, Inc.                                  13,500            824,715
                                                                  --------------
MOVIES & ENTERTAINMENT-0.51%
Marvel Entertainment, Inc. (a)                         32,600            900,086
                                                                  --------------
OFFICE ELECTRONICS-0.47%
Xerox Corp. (a)                                        44,300            835,941
                                                                  --------------
OFFICE REIT'S-0.11%
Duke Realty Corp.                                       4,900            196,588
                                                                  --------------
OIL & GAS REFINING & MARKETING-3.49%
Frontier Oil Corp.                                     98,900          3,981,714
Holly Corp.                                            11,800            827,062
Tesoro Corp.                                           22,600          1,398,488
                                                                  --------------
                                                                       6,207,264
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.69%
JPMorgan Chase & Co.                                   23,700          1,228,371
                                                                  --------------
PERSONAL PRODUCTS-0.74%
NBTY, Inc. (a)                                         25,000          1,313,250
                                                                  --------------
PHARMACEUTICALS-7.51%
Forest Laboratories, Inc. (a)                          88,400          4,482,764
King Pharmaceuticals, Inc. (a)                         61,200          1,299,888
Merck & Co. Inc.                                      120,500          6,320,225
Pfizer Inc.                                            45,400          1,248,046
                                                                  --------------
                                                                      13,350,923
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-0.22%
Travelers Cos., Inc. (The)                              7,200            390,024
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-3.53%
MEMC Electronic Materials, Inc. (a)                    93,100          5,658,618
Varian Semiconductor Equipment
   Associates, Inc. (a)                                14,700            619,605
                                                                  --------------
                                                                       6,278,223
                                                                  --------------
SOFT DRINKS-5.17%
Coca-Cola Co. (The)                                    95,100          5,039,349
                                                                  --------------

                                                    SHARES             VALUE
                                                -------------     --------------
SOFT DRINKS-(CONTINUED)
PepsiCo, Inc.                                          60,600     $    4,140,798
                                                                  --------------
                                                                       9,180,147
                                                                  --------------
STEEL-2.79%
AK Steel Holding Corp. (a)                             34,900          1,211,728
Chaparral Steel Co. (a)                                 7,300            534,360
Cleveland-Cliffs Inc.                                   1,700            150,093
Steel Dynamics, Inc.                                   32,900          1,543,010
United States Steel Corp.                              13,400          1,516,344
                                                                  --------------
                                                                       4,955,535
                                                                  --------------
SYSTEMS SOFTWARE-8.15%
BMC Software, Inc. (a)                                 51,400          1,703,396
McAfee Inc. (a)                                        15,000            551,400
Microsoft Corp.                                       345,400         10,593,418
Oracle Corp. (a)                                       83,800          1,624,044
                                                                  --------------
                                                                      14,472,258
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.29%
Freddie Mac                                             7,700            514,283
                                                                  --------------
TOBACCO-2.58%
Altria Group, Inc.                                     35,300          2,509,830
Loews Corp - Carolina Group                            15,100          1,174,025
UST Inc.                                               17,000            907,630
                                                                  --------------
                                                                       4,591,485
                                                                  --------------
   Total Common Stocks & Other Equity
      Interests (Cost $154,085,205)                                  173,787,414
                                                                  --------------

                                                  PRINCIPAL
                                                    AMOUNT
                                                -------------
U.S. TREASURY SECURITIES-0.14%

U.S. TREASURY BILLS-0.14%
   4.92% 06/14/07(b)
   (Cost $249,556)                              $     250,000(c)         249,556
                                                                  --------------

                                                    SHARES
                                                -------------
MONEY MARKET FUNDS-1.58%
Liquid Assets Portfolio
   -Institutional Class (d)                         1,402,671          1,402,671
Premier Portfolio -Institutional Class (d)          1,402,671          1,402,671
                                                                  --------------
   Total Money Market Funds
      (Cost $2,805,342)                                                2,805,342
                                                                  --------------
TOTAL INVESTMENTS-99.54%
   (Cost $157,140,103)                                               176,842,312
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.46%                                      822,568
                                                                  --------------
NET ASSETS-100.00%                                                $  177,664,880
                                                                  --------------

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED GROWTH FUND

(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

     AIM Structured Growth Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     AIM Structured Growth Fund

     E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended May 31, 2007.

                                                                          CHANGE IN
                                                                         UNREALIZED                                 REALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                       08/31/06         COST           SALES       (DEPRECIATION)     05/31/07       INCOME      (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   --------
Liquid Assets
   Portfolio-
   Institutional Class        $--        $32,279,121   $(30,876,450)        $--          $1,402,671     $ 64,987       $--
                              ---        -----------   ------------         ---          ----------     --------       ---

Premier
   Portfolio-
   Institutional Class         --         32,279,121    (30,876,450)         --           1,402,671       64,666        --
                              ===        ===========   ============         ===          ==========     ========       ===

   TOTAL INVESTMENTS
      IN AFFILIATES           $--        $64,558,242   $(61,752,900)        $--          $2,805,342     $129,653       $--
                              ===        ===========   ============         ===          ==========     ========       ===

     NOTE 3 -- FUTURES CONTRACTS

     On May 31, 2007, $250,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                           NUMBER OF       MONTH/          VALUE         UNREALIZED
CONTRACT                   CONTRACTS     COMMITMENT       05/31/07      APPRECIATION
--------                 ------------   ------------   -------------   --------------
E-Mini S&P 500 Index          34        June-07/Long     $2,605,930       $109,888

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2007 was $137,866,083 and $74,715,220, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $20,952,057
Aggregate unrealized (depreciation) of investment securities    (1,253,996)
                                                               -----------
Net unrealized appreciation of investment securities           $19,698,061
                                                               ===========

Cost of investments for tax purposes is $157,144,251.

                            AIM Structured Value Fund
             Quarterly Schedule of Portfolio Holdings - May 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SVAL-QTR-1 5/07   A I M Advisors, Inc.

AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                      SHARES           VALUE
                                                  -------------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-97.15%
ADVERTISING-0.14%
Omnicom Group Inc.                                        1,900   $      200,070
                                                                  --------------
AEROSPACE & DEFENSE-0.07%
Honeywell International Inc.                              1,700           98,447
                                                                  --------------
AIRLINES-0.37%
Continental Airlines,
   Inc.-Class B (a)                                      13,600          546,312
                                                                  --------------
APPAREL RETAIL-0.46%
American Eagle Outfitters, Inc.                          18,400          496,800
Payless ShoeSource, Inc. (a)                              5,000          178,600
                                                                  --------------
                                                                         675,400
                                                                  --------------
APPLICATION SOFTWARE-0.07%
Mentor Graphics Corp. (a)                                 7,600          108,376
                                                                  --------------
AUTOMOBILE MANUFACTURERS-1.29%
General Motors Corp.                                     62,700        1,880,373
                                                                  --------------
BROADCASTING & CABLE TV-0.27%
CBS Corp. -Class B                                       11,900          395,794
                                                                  --------------
COMMERCIAL PRINTING-0.05%
Deluxe Corp.                                              1,800           78,606
                                                                  --------------
COMMUNICATIONS EQUIPMENT-0.30%
Cisco Systems, Inc. (a)                                   9,600          258,432
Polycom, Inc. (a)                                         5,600          177,632
                                                                  --------------
                                                                         436,064
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-1.32%
RadioShack Corp.                                         56,500        1,928,910
                                                                  --------------
COMPUTER HARDWARE-2.04%
Hewlett-Packard Co.                                      65,200        2,980,292
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.57%
Emulex Corp. (a)                                         16,400          363,916
                                                                  --------------
Lexmark International, Inc.
   -Class A (a)                                           9,100          472,563
                                                                  --------------
                                                                         836,479
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-1.01%
AGCO Corp. (a)                                            4,600          199,088
Terex Corp. (a)                                          15,000        1,271,550
                                                                  --------------
                                                                       1,470,638
                                                                  --------------
CONSUMER FINANCE-0.29%
First Marblehead Corp. (The)                             11,200          417,312
                                                                  --------------

                                                      SHARES           VALUE
                                                  -------------   --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-0.69%
Broadridge Finanical Solutions
   Inc. (a)                                              10,400   $      210,496
                                                                  --------------
CSG Systems International, Inc.
   (a)                                                    9,500          264,100
                                                                  --------------
Electronic Data Systems Corp.                            18,400          530,104
                                                                  --------------
                                                                       1,004,700
                                                                  --------------
DEPARTMENT STORES-1.34%
JCPenney Co., Inc.                                       14,600        1,175,008
Kohl's Corp. (a)                                          6,700          504,644
Nordstrom, Inc.                                           5,500          285,615
                                                                  --------------
                                                                       1,965,267
                                                                  --------------
DIVERSIFIED BANKS-1.81%
Wells Fargo & Co.                                        73,500        2,652,615
                                                                  --------------
ELECTRIC UTILITIES-1.41%
American Electric Power Co.,
   Inc.                                                  40,100        1,909,963
Progress Energy, Inc.                                     3,000          150,270
                                                                  --------------
                                                                       2,060,233
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-0.38%
Emerson Electric Co.                                     11,500          557,175
                                                                  --------------
ENVIRONMENTAL & FACILITIES
   SERVICES-0.05%
Republic Services, Inc.                                   2,500           75,700
                                                                  --------------
FOOD RETAIL-0.77%
Kroger Co. (The)                                         30,700          930,824
Safeway Inc.                                              5,600          193,088
                                                                  --------------
                                                                       1,123,912
                                                                  --------------
GAS UTILITIES-0.04%
Nicor Inc.                                                1,300           61,035
                                                                  --------------
GENERAL MERCHANDISE STORES-0.50%
Big Lots, Inc. (a)                                       20,400          642,600
Dollar Tree Stores, Inc. (a)                              2,000           84,620
                                                                  --------------
                                                                         727,220
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.89%
AmerisourceBergen Corp.                                  36,000        1,843,920
McKesson Corp.                                           14,600          921,698
                                                                  --------------
                                                                       2,765,618
                                                                  --------------
HOMEFURNISHING RETAIL-0.13%
Rent-A-Center, Inc. (a)                                   6,800          184,280
                                                                  --------------
HOUSEHOLD PRODUCTS-0.66%
Procter & Gamble Co. (The)                               15,200          965,960
                                                                  --------------

AIM STRUCTURED VALUE FUND

                                                      SHARES           VALUE
                                                  -------------   --------------
HOUSEWARES & SPECIALTIES-0.89%
Newell Rubbermaid Inc.                                   41,100   $    1,305,336
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.14%
General Electric Co.                                     44,200        1,661,036
                                                                  --------------
INDUSTRIAL MACHINERY-0.07%
SPX Corp.                                                 1,200          105,444
                                                                  --------------
INDUSTRIAL REIT'S-1.11%
ProLogis                                                 25,200        1,629,432
                                                                  --------------
INTEGRATED OIL & GAS-11.32%
Chevron Corp.                                            41,200        3,357,388
ConocoPhillips                                            1,200           92,916
Exxon Mobil Corp.                                       127,900       10,637,443
Marathon Oil Corp.                                       19,800        2,451,438
                                                                  --------------
                                                                      16,539,185
                                                                  --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-6.28%
AT&T Inc.                                                65,500        2,707,770
Qwest Communications
   International Inc. (a)                               265,400        2,730,966
Verizon Communications Inc.                              85,800        3,734,874
                                                                  --------------
                                                                       9,173,610
                                                                  --------------
INTERNET RETAIL-0.10%
IAC/InterActiveCorp (a)                                   4,400          152,240
INVESTMENT BANKING & BROKERAGE-7.07%
Bear Stearns Cos. Inc. (The)                              9,850        1,477,106
Goldman Sachs Group, Inc. (The)                          13,100        3,023,742
Lehman Brothers Holdings Inc.                            16,900        1,240,122
Merrill Lynch & Co., Inc.                                10,200          945,846
Morgan Stanley                                           42,800        3,639,712
                                                                  --------------
                                                                      10,326,528
                                                                  --------------
LEISURE PRODUCTS-1.64%
Hasbro, Inc.                                              4,700          151,105
Mattel, Inc.                                             80,400        2,252,004
                                                                  --------------
                                                                       2,403,109
                                                                  --------------
MANAGED HEALTH CARE-0.61%
Magellan Health Services, Inc.
   (a)                                                    6,800          304,640
WellCare Health Plans Inc. (a)                            6,300          579,852
                                                                  --------------
                                                                         884,492
                                                                  --------------
METAL & GLASS CONTAINERS-0.34%
Pactiv Corp. (a)                                         14,600          495,962
                                                                  --------------
MOTORCYCLE MANUFACTURERS-0.28%
Harley-Davidson, Inc.                                     6,800          415,412
                                                                  --------------
MOVIES & ENTERTAINMENT-0.33%
Marvel Entertainment, Inc. (a)                           17,400          480,414
                                                                  --------------
MULTI-LINE INSURANCE-3.55%
American Financial Group, Inc.                            1,800           64,170
American International Group,
   Inc.                                                  49,900        3,609,766
                                                                  --------------

                                                      SHARES           VALUE
                                                  -------------   --------------
MULTI-LINE INSURANCE-(CONTINUED)
Loews Corp.                                              29,600   $    1,510,488
                                                                  --------------
                                                                       5,184,424
                                                                  --------------
MULTI-UTILITIES-2.52%
CenterPoint Energy, Inc.                                 22,700          429,711
DTE Energy Co.                                            3,100          163,928
OGE Energy Corp.                                          1,700           62,764
PG&E Corp.                                               39,600        1,950,696
Xcel Energy, Inc.                                        46,900        1,076,355
                                                                  --------------
                                                                       3,683,454
                                                                  --------------
OFFICE REIT'S-0.14%
Duke Realty Corp.                                         3,300          132,396
Highwoods Properties, Inc.                                1,600           70,144
                                                                  --------------
                                                                         202,540
                                                                  --------------
OIL & GAS REFINING & MARKETING-4.10%
Frontier Oil Corp.                                       62,800        2,528,328
Holly Corp.                                               9,000          630,810
Tesoro Corp.                                             45,800        2,834,104
                                                                  --------------
                                                                       5,993,242
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL
   SERVICES-11.73%
Bank of America Corp.                                   107,200        5,436,112
Citigroup Inc.                                          114,500        6,239,105
JPMorgan Chase & Co.                                    105,400        5,462,882
                                                                  --------------
                                                                      17,138,099
                                                                  --------------
PACKAGED FOODS & MEATS-0.06%
General Mills, Inc.                                       1,400           85,736
                                                                  --------------
PAPER PRODUCTS-0.07%
International Paper Co.                                   2,700          105,759
                                                                  --------------
PERSONAL PRODUCTS-0.37%
NBTY, Inc. (a)                                           10,200          535,806
                                                                  --------------
PHARMACEUTICALS-7.31%
Forest Laboratories, Inc. (a)                            10,000          507,100
King Pharmaceuticals, Inc. (a)                           59,500        1,263,780
Merck & Co. Inc.                                         69,700        3,655,765
Pfizer Inc.                                             191,400        5,261,586
                                                                  --------------
                                                                      10,688,231
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-5.20%
Allstate Corp. (The)                                     42,400        2,607,600
Chubb Corp. (The)                                        23,600        1,294,932
CNA Financial Corp.                                       2,900          147,378
SAFECO Corp.                                             16,100        1,010,275
Travelers Cos., Inc. (The)                               46,800        2,535,156
                                                                  --------------
                                                                       7,595,341
                                                                  --------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT-0.05%
CB Richard Ellis Group, Inc.
   -Class A (a)                                          2,000            74,440
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND

                                                      SHARES           VALUE
                                                  -------------   --------------
REINSURANCE-0.09%
Odyssey Re Holdings Corp.                                 3,000   $      128,640
                                                                  --------------
RESIDENTIAL REIT'S-1.38%
Apartment Investment &
   Management Co. -Class A                                2,100          115,227
AvalonBay Communities, Inc.                              11,800        1,538,602
BRE Properties, Inc. -Class A                             5,800          366,676
                                                                  --------------
                                                                       2,020,505
                                                                  --------------
RETAIL REIT'S-1.94%
Federal Realty Investment Trust                             900           79,758
General Growth Properties, Inc.                          12,200          720,288
Kimco Realty Corp.                                       30,800        1,425,732
Realty Income Corp.                                       2,300           63,066
Simon Property Group, Inc.                                5,000          539,900
                                                                  --------------
                                                                       2,828,744
                                                                  --------------
SOFT DRINKS-1.07%
Coca-Cola Co. (The)                                      23,000        1,218,770
PepsiCo, Inc.                                             5,000          341,650
                                                                  --------------
                                                                       1,560,420
                                                                  --------------
SPECIALIZED REIT'S-0.05%
Hospitality Properties Trust                              1,700           75,548
                                                                  --------------
SPECIALTY CHEMICALS-0.07%
Albemarle Corp.                                           2,400           97,536
                                                                  --------------
SPECIALTY STORES-0.08%
OfficeMax Inc.                                            2,700          121,230
                                                                  --------------
STEEL-3.39%
Chaparral Steel Co.                                       7,100          519,720
Nucor Corp.                                              15,000        1,013,100
Steel Dynamics, Inc.                                     19,400          909,860
United States Steel Corp.                                22,200        2,512,152
                                                                  --------------
                                                                       4,954,832
                                                                  --------------
SYSTEMS SOFTWARE-0.23%
BMC Software, Inc. (a)                                    6,300          208,782
McAfee Inc. (a)                                           3,600          132,336
                                                                  --------------
                                                                         341,118
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.08%
Fannie Mae                                               18,200        1,163,344
Freddie Mac                                               6,300          420,777
                                                                  --------------
                                                                       1,584,121
                                                                  --------------
TOBACCO-3.57%
Altria Group, Inc.                                       31,100        2,211,210
Loews Corp - Carolina Group                              20,500        1,593,875
                                                                  --------------
UST Inc.                                                 26,500        1,414,835
                                                                  --------------
                                                                       5,219,920
                                                                  --------------
   Total Common Stocks & Other Equity
      Interests
      (Cost $126,249,090)                                            141,988,674
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
U.S. TREASURY BILLS-0.12%
   4.92%
   (Cost $174,689), 06/14/07(b)                   $    175,000(c) $      174,689
                                                                  --------------

                                                      SHARES           VALUE
                                                  -------------   --------------
MONEY MARKET FUNDS-2.07%
Liquid Assets Portfolio
   -Institutional Class (d)                           1,509,194        1,509,194
Premier Portfolio
   -Institutional Class (d)                           1,509,194        1,509,194
                                                                  --------------
   Total Money Market Funds                                            3,018,388
      (Cost $3,018,388)
                                                                  --------------
TOTAL INVESTMENTS-99.34%
   (Cost $129,442,167)                                               145,181,751
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.66%                                      967,835
                                                                  --------------
NET ASSETS-100.00%                                                $  146,149,586
                                                                  --------------

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Structured Value Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM Structured Value Fund

     E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2007.

                                                                    CHANGE IN
                                                                   UNREALIZED                             REALIZED
                           VALUE     PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                     08/31/06     AT COST      FROM SALES    (DEPRECIATION)    05/31/07     INCOME     (LOSS)
----                     --------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional Class      $--     $25,931,284   $(24,422,090)        $--        $1,509,194   $ 53,770      $--
                            ---     -----------   ------------         ---        ----------   --------      ---
Premier
   Portfolio-
   Institutional Class       --      25,931,284    (24,422,090)         --         1,509,194     53,500       --
                            ===     ===========   ============         ===        ==========   ========      ===
   TOTAL INVESTMENTS
      IN AFFILIATES         $--     $51,862,568   $(48,844,180)        $--        $3,018,388   $107,270      $--
                            ===     ===========   ============         ===        ==========   ========      ===

NOTE 3 -- FUTURES CONTRACTS

On May 31, 2007, $175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF      MONTH/         VALUE      UNREALIZED
CONTRACT                      CONTRACTS    COMMITMENT     05/31/07    APPRECIATION
--------                      ---------   ------------   ----------   ------------
S&P 500 E.Mini Index Future      35       Jun.-07/Long   $2,682,575     $105,318

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2007 was $90,231,782 and $40,180,651, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $16,348,259
Aggregate unrealized (depreciation) of investment securities      (608,847)
Net unrealized appreciation of investment securities           $15,739,412

Cost of investments for tax purposes is $129,442,339.

Item 2. Controls and Procedures.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 27, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 27, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.